Schedule of Investments (unaudited)	iShares® MSCI ACWI ex U.S. ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 5.6%
Ampol Ltd.	46,671	$814,027
APA Group	212,398	1,429,946
Aristocrat Leisure Ltd.	104,747	2,486,268
ASX Ltd.	35,086	1,520,223
Aurizon Holdings Ltd.	300,535	696,450
Australia & New Zealand Banking Group Ltd.	519,575	8,512,581
BHP Group Ltd.	878,442	21,100,355
BlueScope Steel Ltd.	88,562	891,817
Brambles Ltd.	242,946	1,818,872
Cochlear Ltd.	11,845	1,513,123
Coles Group Ltd.	230,028	2,405,094
Commonwealth Bank of Australia	295,631	19,821,096
Computershare Ltd.	95,145	1,540,211
CSL Ltd.	83,977	15,033,177
Dexus	187,562	934,641
Domino’s Pizza Enterprises Ltd.	10,973	447,409
Endeavour Group Ltd./Australia	225,181	1,030,721
Evolution Mining Ltd.	339,735	450,675
Fortescue Metals Group Ltd.	302,097	2,846,057
Glencore PLC	1,732,378	9,931,842
Goodman Group	296,497	3,226,096
GPT Group (The)	303,894	839,831
IDP Education Ltd.(a)	38,089	718,617
Insurance Australia Group Ltd.	428,852	1,346,139
Lendlease Corp. Ltd.	117,220	651,832
Lottery Corp. Ltd. (The)(b)	396,048	1,086,505
Macquarie Group Ltd.	63,227	6,859,042
Medibank Pvt Ltd.	515,516	928,273
Mineral Resources Ltd.	30,760	1,442,083
Mirvac Group	714,452	946,624
National Australia Bank Ltd.	562,372	11,681,615
Newcrest Mining Ltd.	146,753	1,625,330
Northern Star Resources Ltd.	190,688	1,064,248
Orica Ltd.	80,691	717,766
Origin Energy Ltd.	296,650	1,059,805
Qantas Airways Ltd.(b)	182,464	681,825
QBE Insurance Group Ltd.	262,993	2,060,540
Ramsay Health Care Ltd.	31,527	1,182,551
REA Group Ltd.	8,220	637,098
Reece Ltd.	49,877	495,272
Rio Tinto Ltd.	63,332	3,594,065
Rio Tinto PLC	195,316	10,207,531
Santos Ltd.	543,069	2,651,076
Scentre Group.	917,366	1,707,237
SEEK Ltd.	58,818	809,681
Sonic Healthcare Ltd.	78,304	1,639,332
South32 Ltd.	837,955	1,922,493
Stockland	421,181	970,443
Suncorp Group Ltd.	215,686	1,577,745
Telstra Group Ltd., NVS	694,210	1,740,682
Transurban Group	522,906	4,435,783
Treasury Wine Estates Ltd.	136,578	1,131,791
Vicinity Ltd.	620,333	773,346
Washington H Soul Pattinson & Co. Ltd.	38,481	688,658
Wesfarmers Ltd.	196,095	5,690,485
Westpac Banking Corp.	608,738	9,399,500
WiseTech Global Ltd.(a)	27,076	1,001,352
Woodside Energy Group Ltd.	325,723	7,530,210
Security	Shares	Value

Australia (continued)
Woolworths Group Ltd.	207,484	$4,381,601
		196,328,688
Austria — 0.1%
Erste Group Bank AG	56,084	1,382,186
OMV AG	25,746	1,185,432
Verbund AG	11,514	901,948
voestalpine AG	20,940	454,613
		3,924,179
Belgium — 0.5%
Ageas SA/NV	28,845	998,561
Anheuser-Busch InBev SA/NV	150,572	7,531,670
D’ieteren Group.	4,614	767,899
Elia Group SA/NV	6,623	837,361
Groupe Bruxelles Lambert NV	18,473	1,361,947
KBC Group NV	42,977	2,153,824
Proximus SADP	23,952	251,106
Sofina SA	2,555	498,222
Solvay SA	13,049	1,177,553
UCB SA	21,241	1,600,887
Umicore SA	35,686	1,176,421
Warehouses De Pauw CVA	25,860	663,721
		19,019,172
Brazil — 1.3%
Ambev SA	793,751	2,458,623
Americanas SA	106,118	319,248
Atacadao SA	77,155	290,666
B3 SA - Brasil, Bolsa, Balcao	1,065,321	3,101,815
Banco Bradesco SA	165,412	532,854
Banco BTG Pactual SA	182,651	1,023,312
Banco do Brasil SA	143,810	1,030,655
Banco Santander Brasil SA	57,106	329,226
BB Seguridade Participacoes SA	121,498	698,340
BRF SA(b)	120,157	292,164
CCR SA	241,482	605,867
Centrais Eletricas Brasileiras SA	148,249	1,429,826
Cia. de Saneamento Basico do Estado de Sao Paulo	65,436	761,340
Cia. Siderurgica Nacional SA	127,697	303,575
Cosan SA	186,239	607,877
Energisa SA	25,442	238,831
Engie Brasil Energia SA	52,069	405,424
Equatorial Energia SA	154,292	896,987
Hapvida Participacoes e Investimentos SA(c)	770,178	1,162,983
Hypera SA	83,654	822,855
JBS SA	149,127	720,590
Klabin SA	130,820	547,542
Localiza Rent a Car SA	125,007	1,707,094
Localiza Rent a Car SA, NVS	383	5,230
Lojas Renner SA	172,301	1,030,704
Magazine Luiza SA(b)	538,595	466,077
Natura & Co. Holding SA	175,991	509,354
Petro Rio SA(b)	121,236	830,615
Petroleo Brasileiro SA	677,178	4,360,263
Raia Drogasil SA	210,876	1,074,078
Rede D’Or Sao Luiz SA(c)	73,702	459,006
Rumo SA	227,435	974,816
Suzano SA	131,145	1,350,675
Telefonica Brasil SA	84,764	677,882
Tim SA	193,266	493,875
TOTVS SA	92,322	592,662

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Brazil (continued)
Ultrapar Participacoes SA	131,031	$340,166
Vale SA	692,652	9,001,593
Vibra Energia SA	202,618	715,861
WEG SA	303,213	2,364,422
Yara International ASA	31,984	1,427,491
		46,962,464
Canada — 8.5%
Agnico Eagle Mines Ltd.	78,961	3,473,507
Air Canada(b)	30,268	435,685
Algonquin Power & Utilities Corp.	109,886	1,216,340
Alimentation Couche-Tard Inc.	146,920	6,578,427
AltaGas Ltd.	49,906	900,055
ARC Resources Ltd.	114,210	1,607,919
Bank of Montreal	116,660	10,745,890
Bank of Nova Scotia (The)	208,160	10,061,538
Barrick Gold Corp.	302,088	4,543,460
Bausch Health Companies Inc.(b)	46,987	305,578
BCE Inc.	12,699	572,800
BlackBerry Ltd.(b)	97,029	450,834
Brookfield Asset Management Inc., Class A	245,586	9,725,375
Brookfield Renewable Corp., Class A	23,803	739,590
CAE Inc.(b)	54,227	1,034,904
Cameco Corp.	70,001	1,660,170
Canadian Apartment Properties REIT	16,704	517,299
Canadian Imperial Bank of Commerce	155,453	7,059,770
Canadian National Railway Co.	101,398	12,012,799
Canadian Natural Resources Ltd.	198,052	11,878,613
Canadian Pacific Railway Ltd.	160,520	11,966,390
Canadian Tire Corp. Ltd., Class A, NVS	9,685	1,085,479
Canadian Utilities Ltd., Class A, NVS	27,079	720,530
CCL Industries Inc., Class B, NVS	38,512	1,809,203
Cenovus Energy Inc.	242,697	4,906,137
CGI Inc.(b)	38,053	3,065,245
Constellation Software Inc./Canada	3,449	4,987,082
Dollarama Inc.	51,055	3,033,657
Emera Inc.	46,741	1,732,266
Empire Co. Ltd., Class A, NVS	28,801	739,924
Enbridge Inc.	353,263	13,763,864
Fairfax Financial Holdings Ltd.	4,288	2,105,962
First Quantum Minerals Ltd.	100,588	1,774,235
FirstService Corp.	6,503	812,953
Fortis Inc.	86,187	3,362,454
Franco-Nevada Corp.	33,587	4,149,961
George Weston Ltd.	12,588	1,385,525
GFL Environmental Inc.	31,708	855,803
Gildan Activewear Inc.	36,069	1,138,185
Great-West Lifeco Inc.	46,668	1,080,419
Hydro One Ltd.(c)	55,291	1,386,384
iA Financial Corp. Inc.	16,158	899,255
IGM Financial Inc.	12,983	347,554
Imperial Oil Ltd.	40,947	2,227,462
Intact Financial Corp.	30,326	4,608,056
Ivanhoe Mines Ltd., Class A(a)(b)	104,148	722,427
Keyera Corp.	37,400	801,615
Kinross Gold Corp.	224,009	812,276
Lightspeed Commerce Inc.(b)	21,979	421,237
Loblaw Companies Ltd.	29,089	2,383,319
Lundin Mining Corp.	121,059	634,463
Magna International Inc.	49,179	2,740,610
Manulife Financial Corp.	335,498	5,560,645
Security	Shares	Value

Canada (continued)
Metro Inc.	41,266	$2,161,819
National Bank of Canada	59,437	4,046,960
Northland Power Inc.	36,765	1,069,743
Nutrien Ltd.	95,708	8,086,724
Nuvei Corp.(b)(c)	12,502	376,248
Onex Corp.	13,169	662,824
Open Text Corp.	48,841	1,414,663
Pan American Silver Corp.	45,558	727,336
Parkland Corp.	27,230	550,456
Pembina Pipeline Corp.	97,179	3,208,508
Power Corp. of Canada	96,358	2,392,771
Quebecor Inc., Class B	23,801	448,644
Restaurant Brands International Inc.	48,366	2,873,878
RioCan REIT	30,348	432,381
Ritchie Bros Auctioneers Inc.	20,074	1,311,400
Rogers Communications Inc., Class B, NVS	61,995	2,580,641
Royal Bank of Canada	247,120	22,864,518
Saputo Inc.	44,276	1,077,691
Shaw Communications Inc., Class B, NVS	81,678	2,097,782
Shopify Inc., Class A(b)	199,370	6,835,668
Sun Life Financial Inc.	100,547	4,270,305
Suncor Energy Inc.	247,238	8,504,109
TC Energy Corp.	169,527	7,446,321
Teck Resources Ltd., Class B	82,315	2,505,673
TELUS Corp.	81,709	1,706,332
TFI International Inc.	14,256	1,297,674
Thomson Reuters Corp.(a)	29,983	3,188,782
TMX Group Ltd.	9,868	948,736
Toromont Industries Ltd.	13,671	1,050,651
Toronto-Dominion Bank (The)	317,073	20,292,579
Tourmaline Oil Corp.	55,907	3,150,014
West Fraser Timber Co. Ltd.	11,370	853,699
Wheaton Precious Metals Corp.	78,772	2,577,068
WSP Global Inc.	20,878	2,566,016
		299,119,744
Chile — 0.1%
Banco de Chile	6,919,778	632,864
Banco de Credito e Inversiones SA	17,118	476,982
Banco Santander Chile	11,576,148	414,705
Cencosud SA	256,272	344,955
Cia. Cervecerias Unidas SA	23,202	127,353
Empresas CMPC SA	201,687	320,006
Empresas COPEC SA	77,069	531,110
Enel Americas SA	3,720,681	368,663
Enel Chile SA	7,540,411	265,380
Falabella SA	146,340	285,816
		3,767,834
China — 7.4%
360 DigiTech Inc.	16,689	169,560
3SBio Inc.(c)	271,000	191,382
AAC Technologies Holdings Inc.(b)	125,000	228,973
Agricultural Bank of China Ltd., Class A	1,734,700	652,952
Agricultural Bank of China Ltd., Class H	4,128,000	1,178,268
Aier Eye Hospital Group Co. Ltd., Class A	102,274	345,255
Air China Ltd., Class H(b)	450,000	313,171
Alibaba Group Holding Ltd.(b)	2,621,064	20,378,528
Alibaba Health Information Technology Ltd.(b)	946,000	400,351
Alibaba Pictures Group Ltd.(b)	2,830,000	104,599
A-Living Smart City Services Co. Ltd., Class A(c)	99,000	56,178

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Aluminum Corp. of China Ltd., Class H	870,000	$248,021
Anhui Conch Cement Co. Ltd., Class A	114,498	379,692
Anhui Conch Cement Co. Ltd., Class H	155,000	398,959
Anhui Gujing Distillery Co. Ltd., Class B	42,700	503,653
ANTA Sports Products Ltd.	201,000	1,767,115
Autohome Inc., ADR	13,389	349,721
AviChina Industry & Technology Co. Ltd., Class H	565,000	247,454
Baidu Inc.(b)	393,788	3,775,244
Bank of Beijing Co. Ltd., Class A	955,898	526,662
Bank of China Ltd., Class A	1,182,900	485,506
Bank of China Ltd., Class H	12,762,000	4,110,349
Bank of Communications Co. Ltd., Class A	1,031,800	626,300
Bank of Communications Co. Ltd., Class H	997,800	486,845
Bank of Ningbo Co. Ltd., Class A	134,777	437,583
Bank of Shanghai Co. Ltd., Class A	500,099	380,656
Baoshan Iron & Steel Co. Ltd., Class A	421,196	276,668
BeiGene Ltd., ADR(a)(b)	8,352	1,410,569
Beijing Capital International Airport Co. Ltd., Class H(b)	386,000	209,032
Beijing Enterprises Holdings Ltd.	90,000	228,321
Beijing Enterprises Water Group Ltd.	810,000	170,179
Beijing Kingsoft Office Software Inc., Class A	10,200	405,305
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	1,289,400	784,865
Bilibili Inc.(b)	32,014	285,289
BOC Aviation Ltd.(c)	32,300	216,149
BOE Technology Group Co. Ltd., Class A	762,800	348,079
Bosideng International Holdings Ltd.	632,000	272,965
BYD Co. Ltd., Class A	27,700	932,987
BYD Co. Ltd., Class H	148,500	3,326,865
BYD Electronic International Co. Ltd.	142,000	412,650
CanSino Biologics Inc., Class H(a)(c)	22,400	208,260
CGN Power Co. Ltd., Class H(c)	2,380,000	482,111
Changchun High & New Technology Industry Group Inc., Class A	9,400	208,062
China Cinda Asset Management Co. Ltd., Class H	1,574,000	146,211
China CITIC Bank Corp. Ltd., Class H	1,623,000	611,802
China Coal Energy Co. Ltd., Class H	390,000	286,807
China Communications Services Corp. Ltd., Class H	534,000	149,004
China Conch Venture Holdings Ltd.	319,000	470,492
China Construction Bank Corp., Class H	16,733,050	8,880,033
China Everbright Bank Co. Ltd., Class A	670,300	248,749
China Everbright Bank Co. Ltd., Class H	566,000	146,342
China Everbright Environment Group Ltd.	856,037	284,761
China Evergrande Group(a)(b)(d)	288,000	24,116
China Feihe Ltd.(c)	694,000	399,782
China Galaxy Securities Co. Ltd., Class H	770,000	288,332
China Gas Holdings Ltd.	550,200	488,291
China Hongqiao Group Ltd.	447,000	316,364
China International Capital Corp. Ltd., Class H(c)	325,600	452,493
China Jinmao Holdings Group Ltd.	940,000	124,543
China Lesso Group Holdings Ltd.	228,000	185,056
China Life Insurance Co. Ltd., Class A	107,600	390,538
China Life Insurance Co. Ltd., Class H	1,105,000	1,204,955
China Literature Ltd.(b)(c)	71,800	193,706
China Longyuan Power Group Corp. Ltd., Class H	616,000	703,885
China Medical System Holdings Ltd.	286,000	312,576
China Meidong Auto Holdings Ltd.	116,000	152,352
China Mengniu Dairy Co. Ltd.	542,000	1,735,022
China Merchants Bank Co. Ltd., Class A	283,200	1,039,370
China Merchants Bank Co. Ltd., Class H	657,093	2,151,257
Security	Shares	Value

China (continued)
China Merchants Port Holdings Co. Ltd.	240,000	$281,375
China Merchants Securities Co. Ltd., Class A	224,860	384,152
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	193,177	346,434
China Minsheng Banking Corp. Ltd., Class A	925,495	416,462
China Minsheng Banking Corp. Ltd., Class H	666,240	193,492
China National Building Material Co. Ltd., Class H	712,000	413,434
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	65,200	216,042
China Oilfield Services Ltd., Class H	356,000	400,756
China Overseas Land & Investment Ltd.	660,000	1,261,206
China Overseas Property Holdings Ltd.	240,000	151,048
China Pacific Insurance Group Co. Ltd., Class A	174,297	452,646
China Pacific Insurance Group Co. Ltd., Class H	391,800	631,579
China Petroleum & Chemical Corp., Class A	1,016,898	565,164
China Petroleum & Chemical Corp., Class H	3,895,000	1,543,691
China Power International Development Ltd.	1,077,000	311,241
China Railway Group Ltd., Class A	420,596	286,366
China Railway Group Ltd., Class H	562,000	244,366
China Renewable Energy Investment Ltd.(d)	7,401	—
China Resources Beer Holdings Co. Ltd.	274,000	1,292,881
China Resources Cement Holdings Ltd.	380,000	137,357
China Resources Gas Group Ltd.	168,000	430,276
China Resources Land Ltd.	544,000	1,702,058
China Resources Mixc Lifestyle Services Ltd.(c)	119,600	350,236
China Resources Power Holdings Co. Ltd.	356,000	517,294
China Ruyi Holdings Ltd.(a)(b)	912,000	143,054
China Shenhua Energy Co. Ltd., Class A	135,800	518,245
China Shenhua Energy Co. Ltd., Class H	547,000	1,436,891
China Southern Airlines Co. Ltd., Class H(b)	332,000	171,393
China State Construction Engineering Corp. Ltd., Class A	903,898	584,692
China State Construction International Holdings Ltd.	356,000	320,254
China Suntien Green Energy Corp. Ltd., Class H	476,000	180,519
China Taiping Insurance Holdings Co. Ltd.	296,800	205,547
China Three Gorges Renewables Group Co. Ltd., Class A	534,100	406,190
China Tourism Group Duty Free Corp. Ltd., Class A	25,898	566,084
China Tower Corp. Ltd., Class H(c)	8,158,000	738,094
China Traditional Chinese Medicine Holdings Co. Ltd.	534,000	230,820
China Vanke Co. Ltd., Class A	205,800	379,461
China Vanke Co. Ltd., Class H	186,700	239,597
China Yangtze Power Co. Ltd., Class A	309,249	856,103
Chinasoft International Ltd.	550,000	364,415
Chongqing Zhifei Biological Products Co. Ltd., Class A	26,200	304,836
CIFI Holdings Group Co. Ltd.(a)	662,688	42,892
CITIC Ltd.	1,017,000	910,057
CITIC Securities Co. Ltd., Class A	300,300	705,059
CITIC Securities Co. Ltd., Class H	270,825	404,654
CMOC Group Ltd., Class H	951,000	306,176
Contemporary Amperex Technology Co. Ltd., Class A	27,200	1,388,581
COSCO SHIPPING Holdings Co. Ltd., Class A	211,330	323,982
COSCO SHIPPING Holdings Co. Ltd., Class H	513,749	553,653
COSCO SHIPPING Ports Ltd.(a)	314,000	154,846
Country Garden Holdings Co. Ltd.	1,346,828	173,595
Country Garden Services Holdings Co. Ltd.	351,000	306,783
CRRC Corp. Ltd., Class A	661,400	428,527
CRRC Corp. Ltd., Class H	794,000	240,743
CSC Financial Co. Ltd., Class A	129,300	417,442
CSPC Pharmaceutical Group Ltd.	1,576,960	1,619,793

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Dali Foods Group Co. Ltd.(c)	296,500	$122,049
Daqo New Energy Corp., ADR(a)(b)	10,982	483,098
Dongfeng Motor Group Co. Ltd., Class H	448,000	202,677
Dongyue Group Ltd.	325,000	282,062
East Money Information Co. Ltd., Class A	221,852	473,090
ENN Energy Holdings Ltd.	141,200	1,403,817
Eve Energy Co. Ltd., Class A	36,900	418,891
Far East Horizon Ltd.	274,000	211,591
Flat Glass Group Co. Ltd., Class H	119,000	279,127
Focus Media Information Technology Co. Ltd., Class A	485,050	296,913
Foshan Haitian Flavouring & Food Co. Ltd., Class A	51,180	417,269
Fosun International Ltd.	456,500	278,968
Fuyao Glass Industry Group Co. Ltd., Class H(c)	146,400	524,654
Ganfeng Lithium Co. Ltd., Class H(c)	50,960	344,674
Ganfeng Lithium Group Co. Ltd., Class A	36,400	392,028
GDS Holdings Ltd., Class A(b)	130,644	145,818
Geely Automobile Holdings Ltd.	1,068,000	1,149,362
Genscript Biotech Corp.(b)	230,000	581,516
GF Securities Co. Ltd., Class H	304,400	309,699
GoerTek Inc., Class A	70,800	209,075
Great Wall Motor Co. Ltd., Class H	613,000	669,642
Greentown China Holdings Ltd.	149,000	142,157
Greentown Service Group Co. Ltd.	260,000	106,379
Guangdong Investment Ltd.	564,000	355,589
Guangzhou Automobile Group Co. Ltd., Class H	686,028	418,066
Guotai Junan Securities Co. Ltd., Class A	268,500	485,043
H World Group Ltd., ADR	31,322	848,200
Haidilao International Holding Ltd.(a)(b)(c)	206,000	305,875
Haier Smart Home Co. Ltd., Class A	147,600	419,057
Haier Smart Home Co. Ltd., Class H	336,200	841,504
Haitian International Holdings Ltd.	123,000	246,265
Haitong Securities Co. Ltd., Class A	567,392	653,666
Haitong Securities Co. Ltd., Class H	448,400	219,191
Hangzhou Tigermed Consulting Co. Ltd., Class A	30,900	351,261
Hansoh Pharmaceutical Group Co. Ltd.(a)(c)	234,000	361,737
Henan Shuanghui Investment & Development Co. Ltd., Class A	81,200	252,296
Hengan International Group Co. Ltd.	111,500	432,313
Hengli Petrochemical Co. Ltd., Class A	128,800	269,983
Hopson Development Holdings Ltd.(a)	141,527	113,587
Hua Hong Semiconductor Ltd.(b)(c)	127,000	297,490
Huaneng Power International Inc., Class H(b)	952,000	340,648
Huatai Securities Co. Ltd., Class A	307,700	502,831
Huatai Securities Co. Ltd., Class H(c)	191,800	187,821
Huaxia Bank Co. Ltd., Class A	752,900	492,030
Hutchmed China Ltd., ADR(a)(b)	19,747	174,564
Hygeia Healthcare Holdings Co. Ltd.(b)(c)	72,600	314,427
Industrial & Commercial Bank of China Ltd., Class A	1,140,710	645,920
Industrial & Commercial Bank of China Ltd., Class H	9,295,285	4,035,691
Industrial Bank Co. Ltd., Class A	330,742	678,673
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	120,599	415,683
Inner Mongolia Yitai Coal Co. Ltd., Class B	244,800	346,393
Innovent Biologics Inc.(b)(c)	196,500	695,740
iQIYI Inc., ADR(a)(b)	59,084	119,350
JA Solar Technology Co. Ltd., Class A	41,260	352,441
JD Health International Inc.(b)(c)	187,150	1,026,720
JD.com Inc., Class A	371,058	6,757,156
Jiangsu Expressway Co. Ltd., Class H	218,000	153,765
Jiangsu Hengli Hydraulic Co. Ltd., Class A	38,600	290,317
Jiangsu Hengrui Medicine Co. Ltd., Class A	106,556	585,067
Security	Shares	Value

China (continued)
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	26,300	$469,156
Jiangxi Copper Co. Ltd., Class H	226,000	246,964
Jinxin Fertility Group Ltd.(c)	358,000	176,475
Jiumaojiu International Holdings Ltd.(a)(c)	157,000	246,750
JOYY Inc., ADR	10,869	274,225
Kanzhun Ltd., ADR(a)(b)	31,039	339,256
KE Holdings Inc., ADR(a)(b)	114,017	1,160,693
Kingboard Holdings Ltd.	126,000	311,051
Kingboard Laminates Holdings Ltd.	218,000	174,155
Kingdee International Software Group Co. Ltd.(a)(b)	480,000	786,533
Kingsoft Corp. Ltd.	179,000	542,037
Kuaishou Technology(b)(c)	307,200	1,268,692
Kunlun Energy Co. Ltd.	702,000	419,564
Kweichow Moutai Co. Ltd., Class A	14,300	2,636,671
Legend Biotech Corp., ADR(b)	10,025	499,446
Lenovo Group Ltd.	1,290,000	1,030,978
Lens Technology Co. Ltd., Class A	158,925	216,338
Li Auto Inc., ADR(a)(b)	96,703	1,317,095
Li Ning Co. Ltd.	413,500	2,139,002
Longfor Group Holdings Ltd.(c)	307,000	391,175
LONGi Green Energy Technology Co. Ltd., Class A	103,096	677,295
Lufax Holding Ltd., ADR	137,686	218,921
Luxshare Precision Industry Co. Ltd., Class A	112,588	435,760
Luzhou Laojiao Co. Ltd., Class A	20,000	426,769
Mango Excellent Media Co. Ltd., Class A	47,400	142,152
Meituan, Class B(b)(c)	760,900	12,182,416
Microport Scientific Corp.(a)(b)	134,600	284,368
Ming Yuan Cloud Group Holdings Ltd.(a)	162,000	74,614
Minth Group Ltd.	152,000	299,723
MMG Ltd.(b)	500,000	98,593
Muyuan Foods Co. Ltd., Class A	72,258	463,058
NARI Technology Co. Ltd., Class A	161,904	540,916
NAURA Technology Group Co. Ltd., Class A	10,200	368,389
NetEase Inc.	362,685	4,024,080
New China Life Insurance Co. Ltd., Class A	68,100	217,789
New China Life Insurance Co. Ltd., Class H	153,800	244,246
New Hope Liuhe Co. Ltd., Class A(b)	139,807	246,532
New Oriental Education & Technology Group Inc.(b)	262,410	614,472
Nine Dragons Paper Holdings Ltd.	299,000	177,207
Ningbo Deye Technology Co. Ltd., NVS	7,952	354,944
NIO Inc., ADR(b)	235,647	2,278,707
Nongfu Spring Co. Ltd., Class H(a)(c)	310,200	1,558,098
Orient Overseas International Ltd.	25,500	372,635
People’s Insurance Co. Group of China Ltd. (The), Class H	1,422,000	392,984
PetroChina Co. Ltd., Class A	207,100	134,974
PetroChina Co. Ltd., Class H	3,836,000	1,467,374
Pharmaron Beijing Co. Ltd., Class H(c)	53,400	180,055
PICC Property & Casualty Co. Ltd., Class H	1,224,285	1,129,172
Pinduoduo Inc., ADR(b)	87,135	4,777,612
Ping An Bank Co. Ltd., Class A	283,200	399,908
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	98,100	181,447
Ping An Insurance Group Co. of China Ltd., Class A	176,106	869,796
Ping An Insurance Group Co. of China Ltd., Class H	1,103,500	4,417,741
Poly Developments and Holdings Group Co. Ltd., Class A	248,300	469,317
Postal Savings Bank of China Co. Ltd., Class A	589,900	312,217
Postal Savings Bank of China Co. Ltd., Class H(a)(c)	1,254,000	581,555
RLX Technology Inc., ADR(a)(b)	96,628	120,785
Rongsheng Petrochemical Co. Ltd., Class A	189,150	276,455

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
SAIC Motor Corp. Ltd., Class A	170,100	$319,420
Sany Heavy Equipment International Holdings Co. Ltd.	321,000	263,235
Sany Heavy Industry Co. Ltd., Class A	162,227	299,458
Seazen Group Ltd.(b)	344,000	55,258
SF Holding Co. Ltd., Class A	76,600	504,729
Shaanxi Coal Industry Co. Ltd., Class A	222,000	600,218
Shandong Gold Mining Co. Ltd., Class A	175,200	414,446
Shandong Weigao Group Medical Polymer Co. Ltd., Class H(a)	450,000	620,003
Shanghai Baosight Software Co. Ltd., Class B	198,962	600,107
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	122,500	309,343
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	321,712	239,178
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	214,700	290,974
Shanghai Pudong Development Bank Co. Ltd., Class A	539,500	489,156
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	17,880	567,340
Shenwan Hongyuan Group Co. Ltd., Class A	813,806	431,883
Shenzhen Inovance Technology Co. Ltd., Class A	61,700	562,324
Shenzhen International Holdings Ltd.	226,500	152,358
Shenzhen Kangtai Biological Products Co. Ltd., Class A	32,480	137,912
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	17,600	782,641
Shenzhou International Group Holdings Ltd.	144,400	1,002,569
Shimao Group Holdings Ltd.(d)	217,500	30,780
Sino Biopharmaceutical Ltd.	1,960,000	951,062
Sinopharm Group Co. Ltd., Class H	249,600	473,519
Sinotruk Hong Kong Ltd.	149,000	132,833
Smoore International Holdings Ltd.(c)	311,000	331,058
Sunac China Holdings Ltd.(b)(d)	520,000	65,412
Sungrow Power Supply Co. Ltd., Class A	25,800	461,107
Sunny Optical Technology Group Co. Ltd.	129,500	1,122,246
TAL Education Group, ADR(b)	71,884	338,574
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	72,300	389,925
Tencent Holdings Ltd.	1,077,700	28,318,478
Tencent Music Entertainment Group, ADR(b)	121,420	438,326
Tingyi Cayman Islands Holding Corp.	358,000	559,589
Tongcheng Travel Holdings Ltd.(a)(b)	261,200	407,715
Tongwei Co. Ltd., Class A	69,700	414,576
Topsports International Holdings Ltd.(c)	318,000	160,348
TravelSky Technology Ltd., Class H	142,000	206,487
Trina Solar Co. Ltd.	42,787	388,440
Trip.com Group Ltd., ADR(a)(b)	91,134	2,062,362
Tsingtao Brewery Co. Ltd., Class H	112,000	784,122
Uni-President China Holdings Ltd.	226,000	166,905
Vinda International Holdings Ltd.	73,000	136,904
Vipshop Holdings Ltd., ADR(b)	83,995	585,445
Wanhua Chemical Group Co. Ltd., Class A	54,231	595,380
Want Want China Holdings Ltd.	985,000	647,031
Weibo Corp., ADR(a)(b)	10,863	122,969
Weichai Power Co. Ltd., Class H	427,000	408,998
Wens Foodstuffs Group Co. Ltd., Class A(b)	192,660	471,040
Wharf Holdings Ltd. (The)	247,000	707,283
Will Semiconductor Co. Ltd. Shanghai, Class A	25,785	258,515
Wingtech Technology Co. Ltd., Class A	35,500	231,630
Wuliangye Yibin Co. Ltd., Class A	45,900	836,879
WuXi AppTec Co. Ltd., Class A	46,014	479,689
Security	Shares	Value

China (continued)
WuXi AppTec Co. Ltd., Class H(c)	45,836	$367,890
Wuxi Biologics Cayman Inc., New(b)(c)	626,500	2,819,026
Xiaomi Corp., Class B(b)(c)	2,592,200	2,911,229
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	194,600	168,622
Xinyi Solar Holdings Ltd.	870,000	863,734
XPeng Inc., ADR(a)(b)	73,116	484,028
Xtep International Holdings Ltd.(a)	266,500	244,267
Yadea Group Holdings Ltd.(c)	272,000	415,311
Yankuang Energy Group Co. Ltd., Class H	318,000	894,062
Yihai International Holding Ltd.	98,000	161,498
Yonyou Network Technology Co. Ltd., Class A	72,000	240,630
Yuexiu Property Co. Ltd.	253,200	216,070
Yum China Holdings Inc.	74,106	3,064,283
Yunnan Baiyao Group Co. Ltd., Class A	42,198	314,012
Yunnan Energy New Material Co. Ltd., Class A	17,400	351,031
Zai Lab Ltd., ADR(a)(b)	15,502	345,385
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	10,400	323,377
Zhaojin Mining Industry Co. Ltd., Class H(b)	209,000	172,203
Zhejiang Expressway Co. Ltd., Class H	168,000	104,229
Zhejiang Huayou Cobalt Co. Ltd., Class A	32,500	241,776
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	124,700	232,452
Zhongsheng Group Holdings Ltd.	118,000	447,846
Zhuzhou CRRC Times Electric Co. Ltd.	115,000	498,928
Zijin Mining Group Co. Ltd., Class A	447,100	483,849
Zijin Mining Group Co. Ltd., Class H	844,000	805,039
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	313,600	101,064
ZTE Corp., Class A	43,200	130,919
ZTE Corp., Class H	130,800	233,327
ZTO Express Cayman Inc., ADR	75,300	1,271,817
		260,787,037
Colombia — 0.0%
Bancolombia SA	35,968	258,540
Ecopetrol SA	1,027,711	509,824
Interconexion Electrica SA ESP	75,843	295,924
		1,064,288
Cyprus — 0.0%
Galaxy Cosmos Mezz PLC, NVS	15,442	2,494

Czech Republic — 0.1%
CEZ AS	34,664	1,133,634
Komercni Banka AS	13,748	393,746
Moneta Money Bank AS(c)	63,542	185,344
		1,712,724
Denmark — 1.8%
AP Moller - Maersk A/S, Class A	593	1,186,406
AP Moller - Maersk A/S, Class B, NVS	857	1,790,420
Carlsberg AS, Class B	17,222	2,027,815
Chr Hansen Holding A/S	19,114	1,061,611
Coloplast A/S, Class B	20,406	2,274,660
Danske Bank A/S	111,250	1,794,572
Demant A/S(b)	19,264	526,047
DSV A/S	32,507	4,392,614
Genmab A/S(b)	11,176	4,305,079
GN Store Nord A/S(a)	24,246	515,259
Novo Nordisk A/S, Class B	288,296	31,346,784

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Denmark (continued)
Novozymes A/S, Class B	36,042	$1,891,865
Orsted AS(c)	33,168	2,736,551
Pandora A/S.	16,973	892,839
Rockwool A/S, Class B	1,665	331,591
Tryg A/S.	58,817	1,272,167
Vestas Wind Systems A/S	175,692	3,463,533
		61,809,813
Egypt — 0.0%
Commercial International Bank Egypt SAE	462,852	620,437
Eastern Co. SAE	149,094	73,427
		693,864
Finland — 0.8%
Elisa OYJ	23,621	1,141,516
Fortum OYJ	79,511	1,119,060
Kesko OYJ, Class B	51,293	998,195
Kone OYJ, Class B	58,666	2,402,126
Neste OYJ	73,588	3,225,249
Nokia OYJ	943,690	4,193,676
Nordea Bank Abp.	583,715	5,575,947
Orion OYJ, Class B	20,390	938,311
Sampo OYJ, Class A	84,129	3,847,029
Stora Enso OYJ, Class R	93,827	1,223,392
UPM-Kymmene OYJ.	93,107	3,130,019
Wartsila OYJ Abp	86,758	591,453
		28,385,973
France — 7.3%
Accor SA(b)	31,443	753,420
Aeroports de Paris(b)	5,391	729,028
Air Liquide SA	90,914	11,892,795
Airbus SE	102,764	11,119,446
Alstom SA(a)	51,637	1,062,753
Amundi SA(c)	10,861	512,421
ArcelorMittal SA	93,000	2,078,889
Arkema SA	10,597	838,626
AXA SA	330,117	8,152,199
BioMerieux	7,025	621,561
BNP Paribas SA	193,132	9,056,709
Bollore SE.	143,472	717,581
Bouygues SA	39,901	1,138,421
Bureau Veritas SA	52,597	1,301,264
Capgemini SE	28,406	4,655,479
Carrefour SA	106,203	1,709,385
Cie. de Saint-Gobain.	85,160	3,481,420
Cie. Generale des Etablissements Michelin SCA	116,056	2,957,577
Covivio	9,076	485,943
Credit Agricole SA	212,667	1,929,668
Danone SA	111,613	5,547,109
Dassault Aviation SA	4,804	713,482
Dassault Systemes SE	115,317	3,865,284
Edenred.	42,670	2,187,527
Eiffage SA(a)	14,225	1,286,250
Electricite de France SA	97,504	1,151,517
Engie SA	315,352	4,097,480
EssilorLuxottica SA	49,739	7,865,136
Eurazeo SE	7,578	432,442
Eurofins Scientific SE	23,788	1,522,784
Gecina SA	7,879	702,445
Getlink SE	75,273	1,191,156
Hermes International.	5,476	7,088,053
Security	Shares	Value

France (continued)
Ipsen SA	6,970	$716,291
Kering SA	12,987	5,947,538
Klepierre SA	37,576	755,212
La Francaise des Jeux SAEM(c)	16,722	544,946
Legrand SA	47,297	3,604,250
L’Oreal SA	41,811	13,128,829
LVMH Moet Hennessy Louis Vuitton SE	48,175	30,398,164
Orange SA	341,028	3,249,285
Pernod Ricard SA	36,422	6,392,468
Publicis Groupe SA	39,370	2,204,892
Remy Cointreau SA	4,163	636,680
Renault SA(b)	33,036	1,017,152
Safran SA	59,084	6,580,178
Sanofi.	197,315	16,980,494
Sartorius Stedim Biotech	4,998	1,586,059
Schneider Electric SE	94,718	11,977,688
SEB SA	4,730	307,930
Societe Generale SA	136,059	3,120,788
Sodexo SA	15,311	1,356,284
Teleperformance	10,320	2,765,036
Thales SA	18,667	2,374,067
TotalEnergies SE	429,899	23,452,431
Ubisoft Entertainment SA(b)	15,906	436,395
Unibail-Rodamco-Westfield(a)(b)	20,492	968,443
Valeo	35,290	581,331
Veolia Environnement SA	116,459	2,598,900
Vinci SA	92,766	8,537,899
Vivendi SE	126,218	1,033,091
Wendel SE	5,375	420,873
Worldline SA/France(b)(c)	41,698	1,819,970
		258,338,814
Germany — 4.6%
adidas AG	29,612	2,890,577
Allianz SE, Registered	71,051	12,782,389
Aroundtown SA(a)	161,348	319,831
BASF SE.	157,880	7,084,176
Bayer AG, Registered.	169,653	8,920,529
Bayerische Motoren Werke AG	57,463	4,510,378
Bechtle AG	14,607	504,621
Beiersdorf AG	17,553	1,685,003
Brenntag SE	27,096	1,644,085
Carl Zeiss Meditec AG, Bearer	7,375	892,693
Commerzbank AG(b)	181,876	1,453,135
Continental AG	19,428	1,006,286
Covestro AG(c)	31,621	1,073,407
Daimler Truck Holding AG(b)	73,133	1,950,646
Delivery Hero SE(b)(c)	28,532	938,956
Deutsche Bank AG, Registered.	359,149	3,423,316
Deutsche Boerse AG	33,124	5,386,613
Deutsche Lufthansa AG, Registered(b)	110,633	756,398
Deutsche Post AG, Registered	169,552	5,993,627
Deutsche Telekom AG, Registered	568,078	10,722,748
E.ON SE	393,426	3,294,543
Evonik Industries AG	37,226	685,767
Fresenius Medical Care AG & Co. KGaA	33,382	923,365
Fresenius SE & Co. KGaA	69,615	1,602,060
GEA Group AG	29,451	1,029,443
Hannover Rueck SE	10,328	1,680,613
HeidelbergCement AG	25,105	1,154,498
HelloFresh SE(b)	30,348	606,631

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Henkel AG & Co. KGaA	19,159	$1,124,731
Infineon Technologies AG	225,328	5,467,689
KION Group AG	13,718	304,132
Knorr-Bremse AG.	12,877	579,732
LEG Immobilien SE	12,015	784,401
Mercedes-Benz Group AG	139,461	8,072,219
Merck KGaA	22,701	3,699,468
MTU Aero Engines AG	9,452	1,691,513
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	24,370	6,433,089
Nemetschek SE	11,184	533,219
Puma SE	17,279	763,919
Rational AG	908	511,840
Rheinmetall AG	7,431	1,207,921
RWE AG	113,003	4,350,066
SAP SE	181,643	17,483,640
Scout24 SE(c)	14,795	758,169
Siemens AG, Registered	133,364	14,564,544
Siemens Healthineers AG(c)	48,740	2,232,903
Symrise AG	22,846	2,331,948
Telefonica Deutschland Holding AG	180,310	392,877
Uniper SE(a)	21,219	63,518
United Internet AG, Registered(e)	19,454	363,655
Volkswagen AG	5,465	934,142
Vonovia SE	121,888	2,695,018
Zalando SE(b)(c)	38,716	892,333
		163,153,020
Greece — 0.1%
Alpha Services and Holdings SA(b)	416,946	386,131
Eurobank Ergasias Services and Holdings SA, Class A(b)	492,869	486,561
Hellenic Telecommunications Organization SA	34,927	548,513
JUMBO SA	23,107	328,202
OPAP SA	39,345	482,100
Public Power Corp. SA(a)(b)	45,305	285,973
		2,517,480
Hong Kong — 1.6%
AIA Group Ltd.	2,104,800	15,943,418
BOC Hong Kong Holdings Ltd.	660,500	2,052,376
Budweiser Brewing Co. APAC Ltd.(c)	300,800	633,101
Chow Tai Fook Jewellery Group Ltd.	398,800	682,776
CK Asset Holdings Ltd.	339,060	1,874,516
CK Hutchison Holdings Ltd.	454,560	2,262,722
CK Infrastructure Holdings Ltd.	130,500	619,969
CLP Holdings Ltd.	290,500	1,949,778
ESR Group Ltd.(c)	368,000	627,569
Futu Holdings Ltd., ADR(a)(b)	11,242	380,654
Galaxy Entertainment Group Ltd.	385,000	1,758,930
Hang Lung Properties Ltd.	361,000	454,125
Hang Seng Bank Ltd.	137,300	1,932,879
Henderson Land Development Co. Ltd.	204,617	500,956
HK Electric Investments & HK Electric Investments Ltd.,
Class SS	605,000	384,667
HKT Trust & HKT Ltd., Class SS	658,000	744,161
Hong Kong & China Gas Co. Ltd.	1,976,748	1,523,616
Hong Kong Exchanges & Clearing Ltd.	209,300	5,555,575
Hongkong Land Holdings Ltd.	198,400	763,817
Jardine Matheson Holdings Ltd.	30,700	1,414,288
Link REIT	372,400	2,201,112
Security	Shares	Value

Hong Kong (continued)
MTR Corp. Ltd.	254,000	$1,117,648
New World Development Co. Ltd.	255,750	523,130
Power Assets Holdings Ltd.	243,500	1,164,307
Sands China Ltd.(b)	408,800	714,674
Sino Land Co. Ltd.(a)	594,000	634,282
SITC International Holdings Co. Ltd.	241,000	394,709
Sun Hung Kai Properties Ltd.	238,000	2,557,623
Swire Pacific Ltd., Class A	94,500	626,867
Swire Properties Ltd.	208,800	401,295
Techtronic Industries Co. Ltd.(a)	248,500	2,352,989
WH Group Ltd.(c)	1,442,500	728,478
Wharf Real Estate Investment Co. Ltd.	281,000	1,107,157
Xinyi Glass Holdings Ltd.	316,000	406,109
		56,990,273
Hungary — 0.0%
MOL Hungarian Oil & Gas PLC	82,184	493,440
OTP Bank Nyrt	37,355	814,931
Richter Gedeon Nyrt	16,628	328,914
		1,637,285
India — 4.5%
ACC Ltd.	12,580	363,726
Adani Enterprises Ltd.	48,871	1,977,973
Adani Green Energy Ltd.(b)	56,807	1,444,361
Adani Ports & Special Economic Zone Ltd.	102,243	1,018,054
Adani Power Ltd.(b)	130,867	530,576
Adani Total Gas Ltd.	47,822	2,081,250
Adani Transmission Ltd.(b)	48,381	1,959,209
Ambuja Cements Ltd.	124,744	803,837
Apollo Hospitals Enterprise Ltd.	19,327	1,055,329
Asian Paints Ltd.	69,979	2,634,223
Aurobindo Pharma Ltd.	53,982	350,950
Avenue Supermarts Ltd.(b)(c)	28,603	1,493,898
Axis Bank Ltd.	392,598	4,305,417
Bajaj Auto Ltd.	14,208	630,874
Bajaj Finance Ltd.	47,695	4,122,756
Bajaj Finserv Ltd.	74,720	1,524,733
Bandhan Bank Ltd.(b)(c)	125,976	363,790
Bharat Electronics Ltd.	544,988	703,317
Bharat Petroleum Corp. Ltd.	151,881	557,596
Bharti Airtel Ltd.	399,663	4,019,327
Biocon Ltd.	83,810	273,434
Britannia Industries Ltd.	21,721	989,026
Cholamandalam Investment and Finance Co. Ltd.	72,142	618,802
Cipla Ltd.	85,936	1,212,466
Coal India Ltd.	262,839	780,255
Colgate-Palmolive India Ltd.	23,939	472,381
Dabur India Ltd.	108,117	724,885
Divi’s Laboratories Ltd.	23,992	1,046,537
DLF Ltd.	77,039	359,077
Dr. Reddy’s Laboratories Ltd.	21,565	1,160,773
Eicher Motors Ltd.	25,042	1,166,793
GAIL India Ltd.	498,377	549,365
Godrej Consumer Products Ltd.(b)	75,183	753,699
Godrej Properties Ltd.(b)	18,591	283,680
Grasim Industries Ltd.	57,753	1,203,848
Havells India Ltd.	42,854	630,526
HCL Technologies Ltd.	188,550	2,373,585
HDFC Life Insurance Co. Ltd.(c)	163,022	1,065,372
Hero MotoCorp Ltd.	22,528	729,192

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Hindalco Industries Ltd.	252,962	$1,239,280
Hindustan Unilever Ltd.	143,201	4,418,269
Housing Development Finance Corp. Ltd.	297,148	8,884,357
ICICI Bank Ltd.	896,890	9,861,619
ICICI Lombard General Insurance Co. Ltd.(c)	37,091	524,544
ICICI Prudential Life Insurance Co. Ltd.(c)	78,200	480,244
Indian Railway Catering & Tourism Corp. Ltd.	42,695	383,046
Indraprastha Gas Ltd.	70,336	364,467
Indus Towers Ltd.	135,743	304,518
Info Edge India Ltd.	15,446	731,959
Infosys Ltd.	581,063	10,829,886
InterGlobe Aviation Ltd.(b)(c)	23,605	509,386
ITC Ltd.	498,405	2,101,440
JSW Steel Ltd.	139,520	1,136,762
Jubilant Foodworks Ltd.	81,091	598,202
Kotak Mahindra Bank Ltd.	97,066	2,234,953
Larsen & Toubro Infotech Ltd.(c)	9,573	548,420
Larsen & Toubro Ltd.	120,888	2,959,714
Lupin Ltd.	42,420	358,323
Mahindra & Mahindra Ltd.	155,035	2,530,331
Marico Ltd.	106,850	677,874
Maruti Suzuki India Ltd.	22,940	2,644,760
Mindtree Ltd.	11,080	455,658
Mphasis Ltd.	12,962	309,885
MRF Ltd.	447	490,330
Nestle India Ltd.	5,978	1,472,082
NTPC Ltd.	782,067	1,637,120
Oil & Natural Gas Corp. Ltd.	462,231	746,679
Page Industries Ltd.	1,198	720,705
Petronet LNG Ltd.	168,907	419,598
PI Industries Ltd.	11,074	433,803
Pidilite Industries Ltd.	31,911	997,912
Piramal Pharma Ltd., NVS(b)	101,324	201,846
Power Grid Corp. of India Ltd.	510,553	1,408,654
Reliance Industries Ltd.	530,721	16,376,330
Samvardhana Motherson International Ltd.	377,253	294,089
SBI Cards & Payment Services Ltd.	26,648	266,282
SBI Life Insurance Co. Ltd.(c)	81,315	1,246,094
Shree Cement Ltd.	2,062	567,016
Shriram Transport Finance Co. Ltd.	39,357	585,304
Siemens Ltd.	12,528	443,235
SRF Ltd.	24,657	763,120
State Bank of India	323,064	2,243,529
Sun Pharmaceutical Industries Ltd.	159,638	1,961,433
Tata Consultancy Services Ltd.	155,379	5,996,397
Tata Consumer Products Ltd.	122,598	1,141,658
Tata Elxsi Ltd.	6,210	524,907
Tata Motors Ltd.(b)	293,730	1,470,660
Tata Power Co. Ltd. (The)	255,078	697,343
Tata Steel Ltd.	1,292,324	1,585,052
Tech Mahindra Ltd.	103,652	1,333,057
Titan Co. Ltd.	65,036	2,170,125
Trent Ltd.	30,730	567,596
UltraTech Cement Ltd.	18,354	1,491,047
United Spirits Ltd.(b)	68,008	736,775
UPL Ltd.	97,450	860,300
Vedanta Ltd.	158,270	536,308
Wipro Ltd.	226,152	1,058,267
Yes Bank Ltd.(b)	1,609,546	302,627
Security	Shares	Value

India (continued)
Zomato Ltd.(b)	316,615	$241,489
		157,411,558
Indonesia — 0.6%
Adaro Energy Indonesia Tbk PT	2,815,600	718,312
Adaro Minerals Indonesia Tbk PT(b)	1,490,700	165,327
Aneka Tambang Tbk	1,571,300	185,992
Astra International Tbk PT	3,432,300	1,466,727
Bank Central Asia Tbk PT	9,670,800	5,466,684
Bank Jago Tbk PT(b)	690,800	226,167
Bank Mandiri Persero Tbk PT	3,345,484	2,260,052
Bank Negara Indonesia Persero Tbk PT	1,226,600	739,558
Bank Rakyat Indonesia Persero Tbk PT	12,009,516	3,582,836
Barito Pacific Tbk PT	5,715,100	302,366
Charoen Pokphand Indonesia Tbk PT	1,481,200	529,166
Gudang Garam Tbk PT	95,100	146,941
Indah Kiat Pulp & Paper Tbk PT	579,100	356,354
Indofood CBP Sukses Makmur Tbk PT	324,000	202,233
Indofood Sukses Makmur Tbk PT	591,300	244,659
Kalbe Farma Tbk PT	4,627,900	608,598
Merdeka Copper Gold Tbk PT(b)	2,552,607	618,079
Sarana Menara Nusantara Tbk PT	3,412,000	252,571
Semen Indonesia Persero Tbk PT	645,500	329,276
Sumber Alfaria Trijaya Tbk PT	3,010,800	544,053
Telkom Indonesia Persero Tbk PT	8,734,200	2,453,007
Tower Bersama Infrastructure Tbk PT	1,514,000	239,083
Unilever Indonesia Tbk PT	1,397,300	415,703
United Tractors Tbk PT	330,545	683,744
		22,737,488
Ireland — 0.4%
CRH PLC	141,849	5,109,092
Flutter Entertainment PLC, Class DI(b)	28,820	3,806,236
James Hardie Industries PLC	77,869	1,700,112
Kerry Group PLC, Class A	27,364	2,376,696
Kingspan Group PLC	28,900	1,457,042
Smurfit Kappa Group PLC	39,962	1,322,860
		15,772,038
Israel — 0.5%
Azrieli Group Ltd.	9,109	674,844
Bank Hapoalim BM	223,539	2,154,749
Bank Leumi Le-Israel BM	267,909	2,555,783
Check Point Software Technologies Ltd.(a)(b)	18,012	2,327,691
CyberArk Software Ltd.(a)(b)	7,401	1,161,291
Elbit Systems Ltd.	5,742	1,161,809
ICL Group Ltd.	137,784	1,242,481
Isracard Ltd.	1	2
Israel Discount Bank Ltd., Class A	192,499	1,094,566
Mizrahi Tefahot Bank Ltd.	24,252	916,763
Nice Ltd.(b)	11,346	2,138,372
Teva Pharmaceutical Industries Ltd., ADR(a)(b)	194,471	1,734,681
Tower Semiconductor Ltd.(b)	19,214	821,126
Wix.com Ltd.(b)	9,876	830,572
ZIM Integrated Shipping Services Ltd.(a)	15,593	366,280
		19,181,010
Italy — 1.3%
Amplifon SpA	22,229	552,256
Assicurazioni Generali SpA	188,654	2,831,149
Atlantia SpA	85,808	1,914,163
DiaSorin SpA	4,458	582,820
Enel SpA	1,383,793	6,181,884

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
Eni SpA	438,554	$5,759,845
Ferrari NV	22,286	4,393,424
FinecoBank Banca Fineco SpA	99,189	1,336,630
Infrastrutture Wireless Italiane SpA(c)	70,691	623,930
Intesa Sanpaolo SpA	2,874,503	5,480,319
Mediobanca Banca di Credito Finanziario SpA	113,238	1,025,889
Moncler SpA	36,020	1,554,054
Nexi SpA(b)(c)	86,010	743,598
Poste Italiane SpA(c)	82,333	717,471
Prysmian SpA	45,347	1,475,959
Recordati Industria Chimica e Farmaceutica SpA	17,464	656,148
Snam SpA	366,013	1,627,481
Telecom Italia SpA/Milano(a)(b)	1,697,194	332,042
Tenaris SA	89,393	1,399,103
Terna - Rete Elettrica Nazionale	250,355	1,660,270
UniCredit SpA	371,249	4,603,957
		45,452,392
Japan — 14.0%
Advantest Corp.	34,000	1,789,813
Aeon Co. Ltd.	112,700	2,101,921
AGC Inc.	32,500	1,018,386
Aisin Corp.	26,300	675,114
Ajinomoto Co. Inc.	79,400	2,183,755
ANA Holdings Inc.(b)	27,900	542,340
Asahi Group Holdings Ltd.	77,500	2,168,506
Asahi Intecc Co. Ltd.	41,300	703,551
Asahi Kasei Corp.	217,400	1,393,950
Astellas Pharma Inc.	323,500	4,463,712
Azbil Corp.	20,200	548,949
Bandai Namco Holdings Inc.	35,900	2,373,093
Bridgestone Corp.	99,600	3,602,178
Brother Industries Ltd.	41,500	706,990
Canon Inc.	173,300	3,673,523
Capcom Co. Ltd.	33,300	926,238
Central Japan Railway Co	25,100	2,905,989
Chiba Bank Ltd. (The)	107,200	587,362
Chubu Electric Power Co. Inc.	110,000	895,391
Chugai Pharmaceutical Co. Ltd.	114,600	2,655,495
Concordia Financial Group Ltd.	202,100	616,652
CyberAgent Inc.	74,400	611,209
Dai Nippon Printing Co. Ltd.	40,800	817,254
Daifuku Co. Ltd.	17,300	791,906
Dai-ichi Life Holdings Inc.	175,400	2,785,833
Daiichi Sankyo Co. Ltd.	303,400	9,712,065
Daikin Industries Ltd.	43,300	6,485,785
Daito Trust Construction Co. Ltd.	10,600	1,049,652
Daiwa House Industry Co. Ltd.	104,300	2,101,367
Daiwa House REIT Investment Corp.	379	764,934
Daiwa Securities Group Inc.	243,500	950,057
Denso Corp.	75,800	3,760,885
Dentsu Group Inc.	37,600	1,169,486
Disco Corp.	5,300	1,267,657
East Japan Railway Co	52,700	2,808,139
Eisai Co. Ltd.	43,600	2,629,217
ENEOS Holdings Inc.	533,500	1,759,833
FANUC Corp.	33,700	4,409,700
Fast Retailing Co. Ltd.	10,100	5,627,126
Fuji Electric Co. Ltd.	22,900	885,428
FUJIFILM Holdings Corp.	61,800	2,827,342
Fujitsu Ltd.	34,200	3,935,002
Security	Shares	Value

Japan (continued)
GLP J-Reit	782	$810,998
GMO Payment Gateway Inc.	8,200	589,628
Hakuhodo DY Holdings Inc.	43,300	364,835
Hamamatsu Photonics KK	25,400	1,149,129
Hankyu Hanshin Holdings Inc.	41,200	1,223,670
Hikari Tsushin Inc.	3,700	446,939
Hirose Electric Co. Ltd.	5,200	674,551
Hitachi Construction Machinery Co. Ltd.	20,100	393,237
Hitachi Ltd.	167,300	7,591,038
Honda Motor Co. Ltd.	277,000	6,316,285
Hoshizaki Corp.	21,300	610,244
Hoya Corp.	63,600	5,912,341
Hulic Co. Ltd.	66,400	482,352
Ibiden Co. Ltd.	20,500	691,001
Idemitsu Kosan Co. Ltd.	34,872	763,007
Iida Group Holdings Co. Ltd.	25,700	356,854
Inpex Corp.	178,900	1,805,530
Isuzu Motors Ltd.	101,700	1,195,957
Ito En Ltd.	11,200	394,468
ITOCHU Corp.	205,300	5,305,883
Itochu Techno-Solutions Corp.	16,400	380,213
Japan Airlines Co. Ltd.(b)	26,200	489,367
Japan Exchange Group Inc.	90,700	1,191,960
Japan Metropolitan Fund Invest	1,263	930,489
Japan Post Bank Co. Ltd.(a)	72,200	481,078
Japan Post Holdings Co. Ltd.	393,400	2,645,448
Japan Post Insurance Co. Ltd.	34,400	509,228
Japan Real Estate Investment Corp.	222	930,244
Japan Tobacco Inc.	202,500	3,391,354
JFE Holdings Inc.	83,400	764,037
JSR Corp.	31,500	598,532
Kajima Corp.	72,600	683,397
Kakaku.com Inc.	25,600	432,972
Kansai Electric Power Co. Inc. (The)	120,500	912,819
Kao Corp.	80,900	3,021,771
KDDI Corp.	279,400	8,258,217
Keio Corp.	18,700	655,632
Keisei Electric Railway Co. Ltd.	25,400	674,169
Keyence Corp.	33,800	12,744,798
Kikkoman Corp.	26,200	1,419,779
Kintetsu Group Holdings Co. Ltd.	30,200	1,020,606
Kirin Holdings Co. Ltd.	142,700	2,097,680
Kobayashi Pharmaceutical Co. Ltd.	9,700	514,748
Kobe Bussan Co. Ltd.	26,200	568,294
Koei Tecmo Holdings Co. Ltd.	20,400	307,814
Koito Manufacturing Co. Ltd.	39,000	553,677
Komatsu Ltd.	161,200	3,157,938
Konami Group Corp.	16,400	718,833
Kose Corp.	6,300	628,869
Kubota Corp.	176,900	2,467,683
Kurita Water Industries Ltd.	18,400	673,531
Kyocera Corp.	55,600	2,692,509
Kyowa Kirin Co. Ltd.	48,300	1,137,546
Lasertec Corp.	13,500	1,896,897
Lixil Corp.	53,600	809,643
M3 Inc.	75,200	2,240,973
Makita Corp.	38,800	709,012
Marubeni Corp.	270,700	2,369,684
Mazda Motor Corp.	100,800	678,682
McDonald’s Holdings Co. Japan Ltd.	15,000	520,759

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
MEIJI Holdings Co. Ltd.	20,590	$847,260
MINEBEA MITSUMI Inc.	62,400	922,174
MISUMI Group Inc.	50,100	1,067,102
Mitsubishi Chemical Group Corp.	214,900	970,779
Mitsubishi Corp.	218,100	5,908,084
Mitsubishi Electric Corp.	333,500	2,934,335
Mitsubishi Estate Co. Ltd.	200,400	2,520,089
Mitsubishi HC Capital Inc.	128,100	549,684
Mitsubishi Heavy Industries Ltd.	56,600	1,949,534
Mitsubishi UFJ Financial Group Inc.	2,063,700	9,748,607
Mitsui & Co. Ltd.	242,400	5,364,111
Mitsui Chemicals Inc.	30,900	571,926
Mitsui Fudosan Co. Ltd.	158,600	3,036,931
Mitsui OSK Lines Ltd.	61,300	1,213,445
Mizuho Financial Group Inc.	414,960	4,487,984
MonotaRO Co. Ltd.	44,100	669,431
MS&AD Insurance Group Holdings Inc.	77,400	2,049,645
Murata Manufacturing Co. Ltd.	99,100	4,691,336
NEC Corp.	41,500	1,373,687
Nexon Co. Ltd.	85,500	1,430,776
NGK Insulators Ltd.	45,800	534,306
Nidec Corp.	78,700	4,327,240
Nihon M&A Center Holdings Inc.	57,300	646,562
Nintendo Co. Ltd.	194,000	7,876,224
Nippon Building Fund Inc.	263	1,169,099
Nippon Express Holdings Inc.	13,800	693,421
Nippon Paint Holdings Co. Ltd.	146,300	932,373
Nippon Prologis REIT Inc.	387	812,039
Nippon Sanso Holdings Corp.	30,100	479,235
Nippon Shinyaku Co. Ltd.	9,300	514,906
Nippon Steel Corp.	143,086	1,962,928
Nippon Telegraph & Telephone Corp.	207,400	5,720,236
Nippon Yusen KK	87,300	1,581,392
Nissan Chemical Corp.	22,300	1,003,843
Nissan Motor Co. Ltd.	399,600	1,273,646
Nisshin Seifun Group Inc.	38,625	417,367
Nissin Foods Holdings Co. Ltd.	11,000	712,017
Nitori Holdings Co. Ltd.	14,400	1,304,885
Nitto Denko Corp.	24,900	1,311,874
Nomura Holdings Inc.	506,100	1,637,718
Nomura Real Estate Holdings Inc.	23,200	524,408
Nomura Real Estate Master Fund Inc.	715	815,695
Nomura Research Institute Ltd.	58,600	1,296,830
NTT Data Corp.	108,900	1,577,291
Obayashi Corp.	116,900	750,342
Obic Co. Ltd.	12,100	1,815,761
Odakyu Electric Railway Co. Ltd.	52,600	625,306
Oji Holdings Corp.	142,400	493,662
Olympus Corp.	215,800	4,550,033
Omron Corp.	32,100	1,497,091
Ono Pharmaceutical Co. Ltd.	65,800	1,548,508
Open House Group Co. Ltd.	14,600	519,313
Oracle Corp. Japan	7,200	383,555
Oriental Land Co. Ltd./Japan	34,800	4,660,682
ORIX Corp.	211,800	3,110,853
Osaka Gas Co. Ltd.	69,300	1,026,173
Otsuka Corp.	18,400	579,455
Otsuka Holdings Co. Ltd.	65,500	2,099,569
Pan Pacific International Holdings Corp.	69,400	1,138,904
Panasonic Holdings Corp.	386,300	2,751,465
Security	Shares	Value

Japan (continued)
Persol Holdings Co. Ltd.	34,400	$688,768
Rakuten Group Inc.	150,700	672,780
Recruit Holdings Co. Ltd.	249,000	7,662,020
Renesas Electronics Corp.(b)	202,600	1,694,900
Resona Holdings Inc.	362,100	1,364,737
Ricoh Co. Ltd.	108,500	795,065
Rohm Co. Ltd.	15,300	1,075,048
SBI Holdings Inc/Japan	42,700	771,335
SCSK Corp.	26,900	396,868
Secom Co. Ltd.	36,100	2,056,634
Seiko Epson Corp.	52,500	712,748
Sekisui Chemical Co. Ltd.	70,700	882,903
Sekisui House Ltd.	106,600	1,769,858
Seven & i Holdings Co. Ltd.	130,600	4,875,083
SG Holdings Co. Ltd.	55,000	728,810
Sharp Corp./Japan.	34,000	203,935
Shimadzu Corp.	42,200	1,111,669
Shimano Inc.	12,700	1,965,238
Shimizu Corp.	98,000	489,019
Shin-Etsu Chemical Co. Ltd.	65,700	6,828,197
Shionogi & Co. Ltd.	45,800	2,126,826
Shiseido Co. Ltd.	68,800	2,376,159
Shizuoka Financial Group Inc., NVS	88,300	557,599
SMC Corp.	10,000	4,014,020
SoftBank Corp.	488,900	4,822,700
SoftBank Group Corp.	208,600	8,954,406
Sompo Holdings Inc.	54,600	2,276,399
Sony Group Corp.	219,200	14,781,672
Square Enix Holdings Co. Ltd.	16,700	745,188
Subaru Corp.	106,200	1,659,993
SUMCO Corp.	59,600	755,420
Sumitomo Chemical Co. Ltd.	243,400	819,591
Sumitomo Corp.	193,900	2,465,199
Sumitomo Electric Industries Ltd.	124,200	1,297,929
Sumitomo Metal Mining Co. Ltd.	43,200	1,210,932
Sumitomo Mitsui Financial Group Inc.	227,600	6,391,363
Sumitomo Mitsui Trust Holdings Inc.	59,100	1,700,249
Sumitomo Realty & Development Co. Ltd.	53,400	1,224,671
Suntory Beverage & Food Ltd.	23,300	779,541
Suzuki Motor Corp.	64,500	2,180,733
Sysmex Corp.	29,100	1,566,274
T&D Holdings Inc.	93,400	923,745
Taisei Corp.	31,600	860,804
Takeda Pharmaceutical Co. Ltd.	257,613	6,803,301
TDK Corp.	68,300	2,133,580
Terumo Corp.	112,800	3,423,367
TIS Inc.	41,400	1,116,215
Tobu Railway Co. Ltd.	32,800	758,745
Toho Co. Ltd./Tokyo	19,500	693,390
Tokio Marine Holdings Inc.	319,800	5,790,029
Tokyo Electric Power Co. Holdings Inc.(b)	264,800	862,603
Tokyo Electron Ltd.	26,000	6,840,507
Tokyo Gas Co. Ltd.	70,300	1,256,366
Tokyu Corp.	92,000	1,060,806
Toppan Inc.	49,400	736,760
Toray Industries Inc.	241,200	1,171,593
Toshiba Corp.	68,400	2,373,585
Tosoh Corp.	47,300	514,599
TOTO Ltd.	23,800	678,839
Toyota Industries Corp.	26,400	1,360,001

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Toyota Motor Corp.	1,848,700	$25,649,972
Toyota Tsusho Corp.	36,300	1,218,442
Trend Micro Inc/Japan	22,200	1,119,402
Unicharm Corp.	71,500	2,172,986
USS Co. Ltd.	38,600	582,425
Welcia Holdings Co. Ltd.	20,200	422,208
West Japan Railway Co	39,600	1,570,004
Yakult Honsha Co. Ltd.	23,700	1,312,955
Yamaha Corp.	23,100	872,123
Yamaha Motor Co. Ltd.	48,300	997,035
Yamato Holdings Co. Ltd.	45,400	672,341
Yaskawa Electric Corp.	43,300	1,198,946
Yokogawa Electric Corp.	40,100	670,516
Z Holdings Corp.	456,100	1,177,084
ZOZO Inc.	24,100	511,359
		495,583,853
Kuwait — 0.3%
Agility Public Warehousing Co. KSC	302,493	765,943
Boubyan Bank KSCP	293,113	779,446
Kuwait Finance House KSCP	1,099,338	2,875,118
Mabanee Co. KPSC	113,325	318,829
Mobile Telecommunications Co. KSCP	464,837	898,470
National Bank of Kuwait SAKP	1,265,155	4,402,886
		10,040,692
Malaysia — 0.5%
Axiata Group Bhd.	565,500	340,323
CIMB Group Holdings Bhd	857,700	1,001,899
Dialog Group Bhd	781,800	340,706
DiGi.Com Bhd	695,500	557,870
Genting Bhd.	405,800	381,339
Genting Malaysia Bhd	536,800	311,406
Hartalega Holdings Bhd	308,000	140,613
Hong Leong Bank Bhd	143,700	644,140
Hong Leong Financial Group Bhd	97,200	392,699
IHH Healthcare Bhd	528,800	665,632
Inari Amertron Bhd.	557,200	294,088
IOI Corp. Bhd.	602,100	519,609
Kuala Lumpur Kepong Bhd.	83,500	382,294
Malayan Banking Bhd.	673,500	1,223,449
Malaysia Airports Holdings Bhd(b)	211,200	267,034
Maxis Bhd(a)	583,300	474,804
MISC Bhd	168,200	257,391
Petronas Chemicals Group Bhd	466,500	860,051
Petronas Dagangan Bhd	61,800	283,381
Petronas Gas Bhd	174,500	631,123
PPB Group Bhd	206,300	728,470
Press Metal Aluminium Holdings Bhd	617,600	568,525
Public Bank Bhd(a)	2,650,000	2,506,103
RHB Bank Bhd	375,595	454,842
Sime Darby Bhd	511,200	243,409
Sime Darby Plantation Bhd.	402,900	375,107
Telekom Malaysia Bhd	131,500	154,659
Tenaga Nasional Bhd	398,300	709,301
Top Glove Corp. Bhd(a)	851,300	143,287
		15,853,554
Mexico — 0.7%
America Movil SAB de CV, Series L, NVS	5,085,700	4,812,844
Arca Continental SAB de CV	51,300	420,203
Cemex SAB de CV, NVS(b)	2,851,508	1,108,192
Security	Shares	Value

Mexico (continued)
Coca-Cola Femsa SAB de CV	45,300	$285,363
Fibra Uno Administracion SA de CV	605,900	707,031
Fomento Economico Mexicano SAB de CV	342,600	2,459,395
Gruma SAB de CV, Class B	25,395	294,581
Grupo Aeroportuario del Pacifico SAB de CV, Class B	56,900	881,371
Grupo Aeroportuario del Sureste SAB de CV, Class B	40,685	952,185
Grupo Bimbo SAB de CV, Series A(a)	279,200	1,080,979
Grupo Carso SAB de CV, Series A1(a)	70,900	285,704
Grupo Financiero Banorte SAB de CV, Class O	454,100	3,691,152
Grupo Financiero Inbursa SAB de CV, Class O(b)	501,900	926,386
Grupo Mexico SAB de CV, Series B	572,729	2,076,370
Grupo Televisa SAB, CPO	443,800	470,836
Industrias Penoles SAB de CV	29,150	330,680
Kimberly-Clark de Mexico SAB de CV, Class A	370,100	583,926
Operadora De Sites Mexicanos SAB de CV	155,600	169,320
Orbia Advance Corp. SAB de CV	168,400	284,307
Promotora y Operadora de Infraestructura SAB de CV	17,130	128,858
Sitios Latinoamerica SAB de CV(a)(b)	254,285	74,182
Wal-Mart de Mexico SAB de CV	939,500	3,628,927
		25,652,792
Netherlands — 2.9%
ABN AMRO Bank NV, CVA(c)	73,085	718,472
Adyen NV(b)(c)	3,708	5,293,536
Aegon NV	306,172	1,417,318
AerCap Holdings NV(a)(b)	23,362	1,247,764
Akzo Nobel NV	32,337	1,996,339
Argenx SE(b)	9,454	3,670,519
ASM International NV	8,383	1,854,485
ASML Holding NV	70,691	33,160,201
Davide Campari-Milano NV	89,786	806,307
Euronext NV(c)	14,765	937,117
EXOR NV, NVS(b)	19,267	1,294,761
Heineken Holding NV	20,485	1,397,777
Heineken NV	44,385	3,707,665
IMCD NV.	9,831	1,275,026
ING Groep NV(b)	679,154	6,682,594
JDE Peet’s NV	17,487	500,567
Just Eat Takeaway.com NV(a)(b)(c)	34,128	585,639
Koninklijke Ahold Delhaize NV	178,440	4,976,382
Koninklijke DSM NV	30,364	3,571,727
Koninklijke KPN NV	612,320	1,712,724
Koninklijke Philips NV	151,172	1,917,598
NEPI Rockcastle NV	85,085	427,652
NN Group NV	45,613	1,931,365
OCI NV	18,129	693,396
Prosus NV	143,649	6,211,622
QIAGEN NV(b)	40,566	1,751,767
Randstad NV	21,274	1,060,279
Stellantis NV	364,768	4,921,292
Universal Music Group NV	124,809	2,450,681
Wolters Kluwer NV	46,303	4,920,088
		103,092,660
New Zealand — 0.2%
Auckland International Airport Ltd.(b)	218,911	978,624
Fisher & Paykel Healthcare Corp. Ltd.	95,334	1,083,473
Mercury NZ Ltd.	106,795	361,105
Meridian Energy Ltd.	213,089	604,021
Spark New Zealand Ltd.	394,433	1,174,133

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

New Zealand (continued)
Xero Ltd.(b)	22,990	$1,141,653
		5,343,009
Norway — 0.5%
Adevinta ASA(b)	52,790	361,367
Aker BP ASA	52,192	1,657,949
DNB Bank ASA	167,108	2,955,619
Equinor ASA	172,150	6,272,065
Gjensidige Forsikring ASA	44,710	817,242
Mowi ASA	76,624	1,143,673
Norsk Hydro ASA	242,097	1,536,425
Orkla ASA	132,994	897,065
Salmar ASA	10,907	369,765
Telenor ASA	111,621	1,014,397
		17,025,567
Peru — 0.1%
Cia. de Minas Buenaventura SAA, ADR.	32,820	227,771
Credicorp Ltd.	12,184	1,783,250
Southern Copper Corp.	14,677	689,379
		2,700,400
Philippines — 0.2%
Aboitiz Equity Ventures Inc.	288,830	283,869
ACEN Corp.	1,879,970	204,417
Ayala Corp.	36,090	418,817
Ayala Land Inc.	1,530,720	679,317
Bank of the Philippine Islands	289,586	481,600
BDO Unibank Inc.	355,760	786,367
Globe Telecom Inc.	3,511	141,548
GT Capital Holdings Inc.	13,910	99,457
International Container Terminal Services Inc.	213,670	640,512
JG Summit Holdings Inc.	717,210	536,885
Jollibee Foods Corp.	110,710	444,094
Metro Pacific Investments Corp.	1,820,000	114,947
Metropolitan Bank & Trust Co.	607,078	545,023
Monde Nissin Corp.(c)	1,300,200	263,577
PLDT Inc.	16,490	465,017
SM Investments Corp.	36,055	513,869
SM Prime Holdings Inc.	1,941,700	1,060,407
Universal Robina Corp.	111,110	235,063
		7,914,786
Poland — 0.2%
Allegro.eu SA (b)(c)	60,036	291,184
Bank Polska Kasa Opieki SA	37,209	609,835
CD Projekt SA	11,881	315,687
Cyfrowy Polsat SA	75,418	282,371
Dino Polska SA(b)(c)	8,056	525,834
KGHM Polska Miedz SA	28,997	579,723
LPP SA	207	358,679
mBank SA(b)	2,479	138,771
Orange Polska SA	74,090	93,414
PGE Polska Grupa Energetyczna SA(b)	166,457	189,719
Polski Koncern Naftowy ORLEN SA	55,687	639,483
Polskie Gornictwo Naftowe i Gazownictwo SA(b)	324,949	350,080
Powszechna Kasa Oszczednosci Bank Polski SA	162,370	884,815
Powszechny Zaklad Ubezpieczen SA	93,562	524,164
Santander Bank Polska SA	7,923	420,694
		6,204,453
Portugal — 0.1%
EDP - Energias de Portugal SA	507,840	2,218,912
Galp Energia SGPS SA	91,006	923,993
Security	Shares	Value

Portugal (continued)
Jeronimo Martins SGPS SA	45,603	$943,663
		4,086,568
Qatar — 0.3%
Barwa Real Estate Co.	298,500	275,902
Commercial Bank PSQC (The)	464,354	795,063
Industries Qatar QSC	277,817	1,191,306
Masraf Al Rayan QSC	1,002,495	1,046,281
Mesaieed Petrochemical Holding Co	755,906	466,995
Ooredoo QPSC	213,479	566,926
Qatar Electricity & Water Co. QSC	122,393	615,755
Qatar Fuel QSC	91,366	474,148
Qatar International Islamic Bank QSC	111,320	350,242
Qatar Islamic Bank SAQ	282,089	1,869,736
Qatar National Bank QPSC	782,283	4,243,018
		11,895,372
Russia — 0.0%
Alrosa PJSC(d)	504,040	81
Gazprom PJSC(d)	2,086,234	336
Inter RAO UES PJSC(d)	5,597,000	902
LUKOIL PJSC(d)	71,534	11
Magnit PJSC(d)	10,825	2
Magnit PJSC, GDR(d)	4	—
MMC Norilsk Nickel PJSC(d)	11,400	2
Mobile TeleSystems PJSC(d)	193,438	31
Moscow Exchange MICEX-RTS PJSC(b)(d)	287,200	46
Novatek PJSC(d)	162,260	26
Novolipetsk Steel PJSC(d)	223,890	36
Ozon Holdings PLC, GDR(b)(d)	8,288	1
PhosAgro PJSC(d)	9,664	2
PhosAgro PJSC, GDR(d)(e)	1	—
PhosAgro PJSC, New(d)	187	2
Polymetal International PLC(d)	52,614	8
Polyus PJSC(b)(d)	5,198	1
Rosneft Oil Co. PJSC(d)	165,180	27
Sberbank of Russia PJSC(b)(d)	1,882,550	303
Severstal PAO(d)	30,098	5
Surgutneftegas PJSC(d)	1,575,550	254
Tatneft PJSC(d)	206,881	33
TCS Group Holding PLC, GDR(b)(d)(e)	20,990	3
United Co. RUSAL International PJSC(b)(d)	563,790	91
VK Co. Ltd.(b)(d)	21,979	4
VTB Bank PJSC(b)(d)	493,800,000	80
X5 Retail Group NV, GDR(d)(e)	16,185	3
Yandex NV(b)(d)	54,504	9
		2,299
Saudi Arabia — 1.5%
ACWA Power Co.	17,386	804,806
Advanced Petrochemical Co.	30,588	360,010
Al Rajhi Bank(b)	352,642	7,996,463
Alinma Bank	175,864	1,754,413
Almarai Co. JSC	25,609	383,498
AngloGold Ashanti Ltd.	76,805	1,003,052
Arab National Bank	110,561	949,364
Bank AlBilad(b)	112,619	1,520,850
Bank Al-Jazira	88,125	548,288
Banque Saudi Fransi	121,572	1,397,468
Bupa Arabia for Cooperative Insurance Co.	9,260	475,597
Dar Al Arkan Real Estate Development Co.(b)	88,079	315,129
Dr Sulaiman Al Habib Medical Services Group Co.	13,552	817,495

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Saudi Arabia (continued)
Elm Co.	6,519	$572,936
Emaar Economic City(b)	44,738	114,233
Etihad Etisalat Co.	67,688	658,982
Jarir Marketing Co.	19,597	854,794
Mouwasat Medical Services Co.	7,684	447,310
National Industrialization Co.(b)	52,344	186,095
Rabigh Refining & Petrochemical Co.(b)	79,475	288,119
Reinet Investments SCA	23,528	378,036
Riyad Bank	235,843	2,254,045
SABIC Agri-Nutrients Co.	39,932	1,687,202
Sahara International Petrochemical Co.	80,407	865,651
Saudi Arabian Mining Co.(b)	165,649	3,687,052
Saudi Arabian Oil Co.(c)	389,632	3,615,987
Saudi Basic Industries Corp.	151,269	3,551,874
Saudi British Bank (The)	152,067	1,761,480
Saudi Electricity Co.	187,487	1,346,247
Saudi Industrial Investment Group	49,744	297,186
Saudi Investment Bank (The)	78,249	377,472
Saudi Kayan Petrochemical Co.(b)	114,324	400,477
Saudi National Bank (The)	374,114	5,912,959
Saudi Research & Media Group(b)	6,043	323,708
Saudi Telecom Co.	245,887	2,641,759
Savola Group (The)	35,892	279,633
Yanbu National Petrochemical Co.	41,181	489,638
		51,319,308
Singapore — 1.0%
CapitaLand Ascendas REIT	569,977	1,054,566
CapitaLand Integrated Commercial Trust	931,021	1,235,608
Capitaland Investment Ltd/Singapore	452,400	962,094
City Developments Ltd.	62,800	338,593
DBS Group Holdings Ltd.	312,500	7,555,095
Genting Singapore Ltd.	1,100,700	625,937
Grab Holdings Ltd., Class A(a)(b)	225,767	586,994
Keppel Corp. Ltd.(a)	266,000	1,309,257
Mapletree Logistics Trust(a)	569,197	610,902
Mapletree Pan Asia Commercial Trust	363,300	407,699
Oversea-Chinese Banking Corp. Ltd.	588,775	5,054,093
Sea Ltd., ADR(a)(b)	63,377	3,148,569
Singapore Airlines Ltd.(a)(b)	248,150	920,464
Singapore Exchange Ltd.	121,400	721,921
Singapore Technologies Engineering Ltd.	303,700	708,026
Singapore Telecommunications Ltd.	1,418,800	2,498,145
United Overseas Bank Ltd.	207,400	4,068,936
UOL Group Ltd.	70,400	307,492
Venture Corp. Ltd.	55,500	624,561
Wilmar International Ltd.	335,200	918,298
		33,657,250
South Africa — 1.0%
Absa Group Ltd.	133,836	1,453,355
Anglo American Platinum Ltd.	10,141	807,488
Aspen Pharmacare Holdings Ltd.	76,596	630,073
Bid Corp. Ltd.	66,858	1,075,770
Bidvest Group Ltd. (The)	63,872	738,837
Capitec Bank Holdings Ltd.	15,339	1,588,305
Clicks Group Ltd.	50,240	851,294
Discovery Ltd.(b)	90,010	588,740
Exxaro Resources Ltd.	56,761	632,500
FirstRand Ltd.	888,722	3,106,955
Gold Fields Ltd.	160,199	1,283,322
Security	Shares	Value

South Africa (continued)
Growthpoint Properties Ltd.	773,160	$545,079
Harmony Gold Mining Co. Ltd.	111,451	308,668
Impala Platinum Holdings Ltd.	148,148	1,516,837
Kumba Iron Ore Ltd.	10,941	205,828
Mr. Price Group Ltd.	54,132	521,008
MTN Group Ltd.	304,226	2,150,103
MultiChoice Group	69,101	451,538
Naspers Ltd., Class N	38,185	3,936,178
Nedbank Group Ltd.	68,425	810,428
Northam Platinum Holdings Ltd.(b)	69,216	649,552
Old Mutual Ltd.	872,993	495,539
Remgro Ltd.	91,103	678,037
Sanlam Ltd.	269,713	786,198
Sasol Ltd.	103,059	1,732,426
Shoprite Holdings Ltd.	85,754	1,091,524
Sibanye Stillwater Ltd.	458,343	1,073,542
SPAR Group Ltd. (The)	22,459	190,431
Standard Bank Group Ltd.	226,194	2,111,574
Vodacom Group Ltd.	99,438	677,323
Woolworths Holdings Ltd.	215,209	737,993
		33,426,445
South Korea — 3.1%
Alteogen Inc.(b)	7,939	203,841
Amorepacific Corp.	5,325	345,732
AMOREPACIFIC Group.	7,143	123,675
BGF retail Co. Ltd.	1,851	242,059
Celltrion Healthcare Co. Ltd.	16,587	807,017
Celltrion Inc.	17,234	2,316,573
Celltrion Pharm Inc.(b)	3,682	174,667
Cheil Worldwide Inc.	6,115	104,782
CJ CheilJedang Corp.	1,925	558,908
CJ Corp.	3,698	186,117
CJ ENM Co. Ltd.	2,229	114,612
CJ Logistics Corp.(b)	888	54,687
Coway Co. Ltd.	10,257	397,724
DB Insurance Co. Ltd.	10,250	404,526
Doosan Bobcat Inc.	7,784	182,682
Doosan Enerbility Co. Ltd.(b)	67,403	625,390
Ecopro BM Co. Ltd.	9,318	750,508
E-MART Inc.	3,593	213,003
F&F Co. Ltd./New.	3,161	322,068
Green Cross Corp.	1,073	95,839
GS Engineering & Construction Corp.	9,380	142,527
GS Holdings Corp.	8,060	259,980
Hana Financial Group Inc.	48,510	1,402,491
Hankook Tire & Technology Co. Ltd.	16,331	418,306
Hanmi Pharm Co. Ltd.	1,482	262,929
Hanon Systems	28,015	153,082
Hanwha Solutions Corp.(b)	20,157	666,162
HD Hyundai Co. Ltd.	10,853	463,307
HLB Inc.(b)	20,155	571,407
HMM Co. Ltd.(a)	47,553	636,113
Hotel Shilla Co. Ltd.	6,565	298,952
HYBE Co. Ltd.(b)	3,116	263,762
Hyundai Engineering & Construction Co. Ltd.	14,687	359,058
Hyundai Glovis Co. Ltd.	3,573	435,503
Hyundai Mobis Co. Ltd.	11,086	1,700,363
Hyundai Motor Co	23,881	2,752,010
Hyundai Steel Co	17,171	337,888
Iljin Materials Co. Ltd.	4,548	192,982

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Industrial Bank of Korea	52,511	$384,833
Kakao Corp.	54,654	1,938,838
Kakao Games Corp.(b)	6,538	180,844
KakaoBank Corp.(a)(b)	25,340	303,326
Kangwon Land Inc.(b)	21,144	340,912
KB Financial Group Inc.	69,537	2,339,855
Kia Corp.	45,598	2,118,975
Korea Aerospace Industries Ltd.	16,377	543,889
Korea Electric Power Corp.(b)	43,820	513,855
Korea Investment Holdings Co. Ltd.	7,518	260,978
Korea Shipbuilding & Offshore Engineering Co. Ltd.(b)	7,589	386,594
Korea Zinc Co. Ltd.	1,554	696,895
Korean Air Lines Co. Ltd.(b)	27,969	452,931
Krafton Inc.(b)	4,005	497,482
KT&G Corp.	16,887	1,134,157
Kumho Petrochemical Co. Ltd.	2,949	270,348
L&F Co. Ltd.(b)	4,387	691,344
LG Chem Ltd.	8,427	3,698,092
LG Corp.	16,741	929,343
LG Display Co. Ltd.	43,425	387,537
LG Electronics Inc.	19,030	1,086,998
LG Energy Solution(b)	3,876	1,434,195
LG H&H Co. Ltd.	1,553	554,857
LG Innotek Co. Ltd.	2,572	533,598
LG Uplus Corp.	22,753	182,713
Lotte Chemical Corp.	2,818	291,997
Lotte Shopping Co. Ltd.	1,736	106,289
Meritz Securities Co. Ltd.	64,729	167,847
Mirae Asset Securities Co. Ltd.	49,250	219,238
NAVER Corp.	21,777	2,583,149
NCSoft Corp.	2,949	805,606
Netmarble Corp.(c)	4,401	137,535
NH Investment & Securities Co. Ltd.	3,839	24,138
Orion Corp./Republic of Korea	5,369	382,069
Pan Ocean Co. Ltd.	58,690	176,734
Pearl Abyss Corp.(a)(b)	6,478	188,611
POSCO Chemical Co. Ltd.	5,310	741,429
POSCO Holdings Inc.	13,680	2,384,297
S-1 Corp.	2,714	118,782
Samsung Biologics Co. Ltd.(b)(c)	3,080	1,892,775
Samsung C&T Corp.	13,502	1,120,822
Samsung Electro-Mechanics Co. Ltd.	9,777	828,029
Samsung Electronics Co. Ltd.	832,579	34,651,791
Samsung Engineering Co. Ltd.(b)	29,559	493,792
Samsung Fire & Marine Insurance Co. Ltd.	5,475	767,865
Samsung Heavy Industries Co. Ltd.(b)	114,732	414,195
Samsung Life Insurance Co. Ltd.	13,021	615,343
Samsung SDI Co. Ltd.	9,595	4,950,205
Samsung SDS Co. Ltd.	6,532	572,262
Samsung Securities Co. Ltd.	11,208	249,365
Seegene Inc.	7,370	148,164
Shinhan Financial Group Co. Ltd.	72,007	1,830,169
SK Biopharmaceuticals Co. Ltd.(b)	6,832	278,150
SK Bioscience Co. Ltd.(a)(b)	4,276	226,186
SK Chemicals Co. Ltd.	2,238	138,651
SK Hynix Inc.	93,875	5,434,565
SK IE Technology Co. Ltd.(b)(c)	4,571	166,353
SK Inc.	6,487	972,068
SK Innovation Co. Ltd.(b)	9,170	1,110,379
SK Square Co. Ltd.(b)	17,185	444,335
Security	Shares	Value

South Korea (continued)
SKC Co. Ltd.	4,193	$303,703
S-Oil Corp.	8,844	536,252
Woori Financial Group Inc.	83,121	685,914
Yuhan Corp.	12,504	524,278
		109,087,953
Spain — 1.6%
Acciona SA	3,348	602,846
ACS Actividades de Construccion y Servicios SA	47,257	1,212,674
Aena SME SA(b)(c)	11,812	1,388,281
Amadeus IT Group SA(b)	78,596	4,099,195
Banco Bilbao Vizcaya Argentaria SA	1,147,866	5,921,597
Banco Santander SA	2,977,816	7,722,893
CaixaBank SA	780,298	2,587,502
Cellnex Telecom SA(c)	90,844	2,973,345
EDP Renovaveis SA	49,028	1,031,671
Enagas SA	22,741	369,175
Endesa SA	56,825	949,434
Ferrovial SA	94,836	2,317,636
Grifols SA(a)(b)	51,425	437,502
Iberdrola SA	1,038,002	10,555,726
Industria de Diseno Textil SA	191,892	4,355,602
Naturgy Energy Group SA(a)	30,192	774,803
Red Electrica Corp. SA	64,486	1,043,107
Repsol SA	250,333	3,405,647
Siemens Gamesa Renewable Energy SA(b)	45,671	809,686
Telefonica SA	922,127	3,178,751
		55,737,073
Sweden — 2.1%
Alfa Laval AB	52,721	1,297,743
Assa Abloy AB, Class B	178,210	3,598,429
Atlas Copco AB, Class A	460,382	4,913,771
Atlas Copco AB, Class B	279,742	2,705,429
Boliden AB	46,166	1,342,549
Electrolux AB, Class B(a)	41,062	506,589
Embracer Group AB(b)	113,872	547,810
Epiroc AB, Class A	121,218	1,855,659
Epiroc AB, Class B	63,555	853,364
EQT AB	52,671	1,036,562
Essity AB, Class B	107,113	2,263,121
Evolution AB(c)	31,502	2,938,591
Fastighets AB Balder, Class B(b)	115,683	434,233
Getinge AB, Class B	42,214	856,648
H & M Hennes & Mauritz AB, Class B(a)	127,234	1,281,520
Hexagon AB, Class B	341,250	3,373,559
Holmen AB, Class B	14,819	537,788
Husqvarna AB, Class B	89,845	533,423
Industrivarden AB, Class A	23,425	530,527
Industrivarden AB, Class C	26,210	588,557
Indutrade AB	47,556	832,608
Investment AB Latour, Class B	29,130	492,072
Investor AB, Class A	86,940	1,478,393
Investor AB, Class B	352,588	5,754,451
Kinnevik AB, Class B(b)	45,761	565,306
L E Lundbergforetagen AB, Class B	12,793	504,909
Lifco AB, Class B	46,726	675,183
Nibe Industrier AB, Class B	267,046	2,130,165
Sagax AB, Class B	35,742	658,630
Sandvik AB	182,753	2,855,835
Securitas AB, Class B(a)	77,873	636,285

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Skandinaviska Enskilda Banken AB, Class A	280,233	$2,954,606
Skanska AB, Class B	58,896	915,912
SKF AB, Class B	58,821	851,470
Svenska Cellulosa AB SCA, Class B	108,515	1,280,236
Svenska Handelsbanken AB, Class A	247,686	2,301,258
Swedbank AB, Class A	153,719	2,291,650
Swedish Match AB	279,199	2,871,531
Swedish Orphan Biovitrum AB(b)	28,218	519,759
Tele2 AB, Class B	94,777	776,794
Telefonaktiebolaget LM Ericsson, Class B	508,543	2,827,165
Telia Co. AB	433,213	1,147,912
Volvo AB, Class B	279,211	4,569,826
Volvo Car AB, Class B(a)(b)	99,975	424,302
		72,312,130
Switzerland — 6.8%
ABB Ltd., Registered	284,094	7,889,375
Adecco Group AG, Registered	27,410	857,822
Alcon Inc.	89,247	5,433,835
Bachem Holding AG, Class A(a)	5,955	427,010
Baloise Holding AG, Registered	7,963	1,087,922
Barry Callebaut AG, Registered	567	1,072,714
Chocoladefabriken Lindt & Spruengli AG, Participation
Certificates, NVS	194	1,861,825
Chocoladefabriken Lindt & Spruengli AG, Registered	19	1,846,588
Cie. Financiere Richemont SA, Class A, Registered	90,634	8,857,980
Clariant AG, Registered	38,401	617,135
Coca-Cola HBC AG, Class DI	34,894	762,200
Credit Suisse Group AG, Registered(a)	481,877	1,996,156
EMS-Chemie Holding AG, Registered	1,198	753,291
Geberit AG, Registered	6,449	2,866,821
Givaudan SA, Registered	1,622	4,844,816
Holcim AG	91,785	4,170,005
Julius Baer Group Ltd.	38,136	1,829,722
Kuehne + Nagel International AG, Registered	9,522	2,026,911
Logitech International SA, Registered	30,339	1,508,817
Lonza Group AG, Registered	12,933	6,657,700
Nestle SA, Registered	485,212	52,819,597
Novartis AG, Registered	377,141	30,507,203
Partners Group Holding AG	4,004	3,593,922
Roche Holding AG, Bearer	5,630	2,285,161
Roche Holding AG, NVS	122,479	40,638,302
Schindler Holding AG, Participation Certificates, NVS	7,231	1,179,130
Schindler Holding AG, Registered	3,689	580,723
SGS SA, Registered	1,092	2,407,326
Siemens Energy AG(a)(b)	68,294	796,145
SIG Group AG	52,584	1,010,826
Sika AG, Registered	25,520	5,754,141
Sonova Holding AG, Registered	9,635	2,277,364
STMicroelectronics NV	118,287	3,678,009
Straumann Holding AG	19,438	1,849,940
Swatch Group AG (The), Bearer	5,319	1,195,229
Swatch Group AG (The), Registered	8,318	347,515
Swiss Life Holding AG, Registered	5,715	2,767,329
Swiss Prime Site AG, Registered	14,014	1,130,831
Swiss Re AG	51,645	3,836,436
Swisscom AG, Registered	4,477	2,210,694
Temenos AG, Registered	11,483	683,913
UBS Group AG, Registered	605,591	9,601,132
VAT Group AG(c)	4,815	1,099,270
Security	Shares	Value

Switzerland (continued)
Zurich Insurance Group AG	26,230	$11,178,541
		240,797,324
Taiwan — 3.7%
Accton Technology Corp.	109,000	819,664
Acer Inc.	580,792	397,401
Advantech Co. Ltd.	65,793	596,061
Airtac International Group	26,928	616,205
ASE Technology Holding Co. Ltd.	567,762	1,401,889
Asia Cement Corp.	362,440	419,084
ASMedia Technology Inc.	8,000	143,620
Asustek Computer Inc.	116,000	848,107
AUO Corp.	1,180,800	616,243
Catcher Technology Co. Ltd.	120,000	630,367
Cathay Financial Holding Co. Ltd.	1,360,281	1,591,947
Chailease Holding Co. Ltd.	242,827	1,120,085
Chang Hwa Commercial Bank Ltd.	818,086	420,995
Cheng Shin Rubber Industry Co. Ltd.	371,000	371,181
China Development Financial Holding Corp.	2,821,358	1,026,624
China Steel Corp.	2,038,288	1,696,712
Chunghwa Telecom Co. Ltd.	667,000	2,299,760
Compal Electronics Inc.	716,000	468,313
CTBC Financial Holding Co. Ltd.	2,890,036	1,825,742
Delta Electronics Inc.	348,000	2,768,970
E Ink Holdings Inc.	169,000	1,073,855
E.Sun Financial Holding Co. Ltd.	2,188,113	1,572,518
Eclat Textile Co. Ltd.	35,000	459,295
eMemory Technology Inc.	14,000	464,233
Evergreen Marine Corp. Taiwan Ltd.	185,200	787,896
Far Eastern New Century Corp.	535,000	533,238
Far EasTone Telecommunications Co. Ltd.	283,000	620,506
Feng TAY Enterprise Co. Ltd.	82,600	410,214
First Financial Holding Co. Ltd.	1,853,933	1,422,157
Formosa Chemicals & Fibre Corp.	615,340	1,326,351
Formosa Petrochemical Corp.	229,000	589,196
Formosa Plastics Corp.	671,960	1,731,245
Fubon Financial Holding Co. Ltd.	1,294,996	2,045,490
Giant Manufacturing Co. Ltd.	61,000	388,189
Globalwafers Co. Ltd.	43,000	476,609
Hon Hai Precision Industry Co. Ltd.	2,172,377	6,899,635
Hotai Motor Co. Ltd.	50,000	904,621
Hua Nan Financial Holdings Co. Ltd.	1,566,529	1,021,957
Innolux Corp.	1,523,737	558,802
Inventec Corp.	516,000	390,226
Largan Precision Co. Ltd.	17,000	972,603
Lite-On Technology Corp.	385,000	762,388
MediaTek Inc.	271,000	4,939,841
Mega Financial Holding Co. Ltd.	1,930,474	1,788,483
Micro-Star International Co. Ltd.	136,000	460,659
momo.com Inc.	13,200	196,939
Nan Ya Plastics Corp.	883,840	1,872,715
Nan Ya Printed Circuit Board Corp.	50,000	326,211
Nanya Technology Corp.	248,000	418,086
Nien Made Enterprise Co. Ltd.	45,000	346,970
Novatek Microelectronics Corp.	102,000	759,976
Parade Technologies Ltd.	16,000	301,312
Pegatron Corp.	348,000	636,171
Pou Chen Corp.	391,000	330,086
Powerchip Semiconductor Manufacturing Corp.	493,000	469,311
President Chain Store Corp.	76,000	631,939
Quanta Computer Inc.	488,000	1,033,636

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Realtek Semiconductor Corp.	81,000	$638,544
Ruentex Development Co. Ltd.	447,000	548,697
Shanghai Commercial & Savings Bank Ltd. (The)	570,000	820,403
Shin Kong Financial Holding Co. Ltd.	2,260,983	560,547
Silergy Corp.	58,000	668,838
SinoPac Financial Holdings Co. Ltd.	1,935,656	965,805
Synnex Technology International Corp.	281,750	458,720
Taishin Financial Holding Co. Ltd.	1,934,194	793,779
Taiwan Cement Corp.	917,553	860,375
Taiwan Cooperative Financial Holding Co. Ltd.	1,843,482	1,428,353
Taiwan High Speed Rail Corp.	378,000	329,301
Taiwan Mobile Co. Ltd.	234,000	689,969
Taiwan Semiconductor Manufacturing Co. Ltd.	4,271,000	51,346,829
Unimicron Technology Corp.	224,000	860,691
Uni-President Enterprises Corp.	771,972	1,567,689
United Microelectronics Corp.	2,087,000	2,509,536
Vanguard International Semiconductor Corp.	179,000	367,517
Voltronic Power Technology Corp.	16,000	648,706
Walsin Lihwa Corp.	495,754	548,389
Wan Hai Lines Ltd.	134,435	281,436
Win Semiconductors Corp.	77,000	290,530
Winbond Electronics Corp.	662,000	399,026
Wiwynn Corp.	20,000	448,034
WPG Holdings Ltd.	368,000	501,053
Yageo Corp.	58,898	667,732
Yang Ming Marine Transport Corp.	316,000	588,275
Yuanta Financial Holding Co. Ltd.	1,708,933	1,043,487
Zhen Ding Technology Holding Ltd.	141,000	462,102
		131,296,892
Thailand — 0.6%
Advanced Info Service PCL, NVDR	228,800	1,149,724
Airports of Thailand PCL, NVDR(b)	847,800	1,649,214
Asset World Corp. PCL, NVDR	1,651,900	265,275
B Grimm Power PCL, NVDR	368,400	326,692
Bangkok Commercial Asset Management PCL, NVDR(a)	589,500	236,955
Bangkok Dusit Medical Services PCL, NVDR	1,960,600	1,521,717
Bangkok Expressway & Metro PCL, NVDR	2,690,000	664,624
Berli Jucker PCL, NVDR	365,800	328,467
BTS Group Holdings PCL, NVDR	2,921,300	636,875
Central Pattana PCL, NVDR	495,900	897,194
Charoen Pokphand Foods PCL, NVDR	1,061,500	705,754
CP ALL PCL, NVDR	1,063,500	1,677,482
Delta Electronics Thailand PCL, NVDR	60,800	929,666
Global Power Synergy PCL, NVDR	256,300	417,715
Indorama Ventures PCL, NVDR	503,088	557,496
Intouch Holdings PCL, NVDR	249,900	473,084
Krungthai Card PCL, NVDR(a)	249,700	374,623
Land & Houses PCL, NVDR	1,904,500	460,289
Minor International PCL, NVDR(b)	765,020	568,281
Osotspa PCL, NVDR	350,900	244,637
PTT Exploration & Production PCL, NVDR	253,599	1,212,523
PTT Global Chemical PCL, NVDR	507,301	581,219
PTT Public Company Ltd., NVDR	1,951,300	1,846,645
SCB X PCL, NVS	224,400	626,962
Siam Cement PCL (The), NVDR	132,600	1,129,260
Srisawad Corp. PCL, NVDR(a)	331,700	358,098
Thai Oil PCL, NVDR	441,200	634,404
Security	Shares	Value

Thailand (continued)
True Corp. PCL, NVDR(a)	3,258,934	$425,319
		20,900,194
Turkey — 0.1%
Akbank TAS	628,385	493,982
Aselsan Elektronik Sanayi Ve Ticaret AS	140,672	243,539
BIM Birlesik Magazalar AS	91,723	660,394
Eregli Demir ve Celik Fabrikalari TAS	284,357	453,165
Ford Otomotiv Sanayi AS	14,621	285,359
KOC Holding AS	178,018	531,047
Turkcell Iletisim Hizmetleri AS	216,428	298,721
Turkiye Is Bankasi AS, Class C	715,920	358,639
Turkiye Petrol Rafinerileri AS(b)	24,861	503,631
Turkiye Sise ve Cam Fabrikalari AS	378,112	674,205
		4,502,682
United Arab Emirates — 0.4%
Abu Dhabi Commercial Bank PJSC	562,814	1,448,777
Abu Dhabi Islamic Bank PJSC	265,832	687,814
Abu Dhabi National Oil Co. for Distribution PJSC	509,595	626,281
Aldar Properties PJSC	794,666	934,743
Emaar Properties PJSC	810,019	1,337,143
Emirates NBD Bank PJSC	384,985	1,390,157
Emirates Telecommunications Group Co. PJSC	602,085	4,231,488
First Abu Dhabi Bank PJSC	746,894	3,642,420
		14,298,823
United Kingdom — 9.4%
3i Group PLC	166,556	2,218,253
abrdn PLC	416,796	759,477
Admiral Group PLC	32,408	749,455
Anglo American PLC	218,840	6,555,177
Antofagasta PLC	65,443	881,871
Ashtead Group PLC	78,252	4,076,383
Associated British Foods PLC	62,830	973,819
AstraZeneca PLC	268,371	31,488,538
Auto Trader Group PLC(c)	172,548	1,032,833
AVEVA Group PLC	20,732	741,961
Aviva PLC	503,215	2,413,733
BAE Systems PLC	558,820	5,226,958
Barclays PLC	2,950,708	5,013,996
Barratt Developments PLC	184,366	795,186
Berkeley Group Holdings PLC	19,739	785,362
BP PLC	3,378,229	18,690,394
British American Tobacco PLC	377,948	14,926,469
British Land Co. PLC (The)	169,471	710,912
BT Group PLC	1,244,318	1,854,321
Bunzl PLC	60,439	1,969,435
Burberry Group PLC	72,998	1,521,067
CNH Industrial NV	185,303	2,397,279
Coca-Cola Europacific Partners PLC	36,498	1,717,231
Compass Group PLC	308,372	6,494,874
Croda International PLC	24,378	1,888,552
DCC PLC	17,857	991,078
Diageo PLC	398,858	16,413,988
Entain PLC	103,283	1,494,150
Experian PLC	161,040	5,134,802
Ferguson PLC	38,054	4,150,119
GSK PLC	701,196	11,486,347
Haleon PLC(b)	883,037	2,707,790
Halma PLC	66,117	1,603,290
Hargreaves Lansdown PLC	60,576	529,410

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Hikma Pharmaceuticals PLC	27,759	$398,487
HSBC Holdings PLC	3,516,165	18,045,132
Imperial Brands PLC	161,803	3,941,370
Informa PLC	254,276	1,620,226
InterContinental Hotels Group PLC	31,615	1,698,696
Intertek Group PLC	28,183	1,180,669
J Sainsbury PLC	318,606	710,202
JD Sports Fashion PLC	447,549	500,105
Johnson Matthey PLC	32,963	731,699
Kingfisher PLC	374,594	941,142
Land Securities Group PLC	109,801	717,976
Legal & General Group PLC	982,103	2,627,381
Lloyds Banking Group PLC	12,274,967	5,895,262
London Stock Exchange Group PLC	56,993	4,940,267
M&G PLC	457,326	919,053
Melrose Industries PLC	772,784	1,036,599
Mondi PLC	85,441	1,433,569
National Grid PLC	620,220	6,757,369
NatWest Group PLC, NVS	860,338	2,317,149
Next PLC	23,524	1,328,627
NMC Health PLC, NVS(d)	14,180	—
Ocado Group PLC(b)	92,010	498,813
Pearson PLC	126,635	1,399,711
Persimmon PLC	57,804	864,971
Phoenix Group Holdings PLC	89,875	559,380
Prudential PLC	468,658	4,353,673
Reckitt Benckiser Group PLC	123,499	8,195,882
RELX PLC	335,265	9,005,380
Rentokil Initial PLC	361,925	2,258,450
Rolls-Royce Holdings PLC(b)	1,475,067	1,322,932
Sage Group PLC (The)	181,099	1,509,411
Schroders PLC	126,891	569,741
Segro PLC	205,007	1,845,063
Severn Trent PLC	38,271	1,098,367
Shell PLC	1,321,124	36,597,228
Smith & Nephew PLC	153,527	1,814,213
Smiths Group PLC	60,672	1,086,790
Spirax-Sarco Engineering PLC	12,551	1,546,704
SSE PLC	184,001	3,288,259
St.James’s Place PLC	88,136	1,076,277
Standard Chartered PLC	457,723	2,734,774
Taylor Wimpey PLC	617,154	663,520
Tesco PLC	1,316,039	3,250,459
Unilever PLC	441,744	20,079,182
United Utilities Group PLC	126,133	1,359,233
Vodafone Group PLC	4,682,655	5,466,540
Whitbread PLC	35,102	1,033,125
WPP PLC	200,063	1,760,584
		333,374,152
Total Common Stocks — 98.4%
(Cost: $4,109,843,845)	.	3,472,875,863

Preferred Stocks

Brazil — 0.5%
Banco Bradesco SA, Preference Shares, NVS	980,463	3,769,624
Braskem SA, Class A, Preference Shares, NVS	44,253	288,794
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	87,282	900,954
Security	Shares	Value

Brazil (continued)
Cia. Energetica de Minas Gerais, Preference
Shares, NVS	304,519	$670,291
Gerdau SA, Preference Shares, NVS	205,246	1,023,150
Itau Unibanco Holding SA, Preference Shares, NVS	818,799	4,818,796
Itausa SA, Preference Shares, NVS	773,990	1,609,264
Petroleo Brasileiro SA, Preference Shares, NVS	830,123	4,790,624
		17,871,497
Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	26,145	2,482,748

Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	104,584	661,756

Germany — 0.3%
Bayerische Motoren Werke AG, Preference Shares, NVS	10,064	742,158
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)	19,829	2,028,186
Henkel AG & Co. KGaA, Preference Shares, NVS	30,458	1,918,810
Porsche Automobil Holding SE, Preference Shares, NVS	27,160	1,517,490
Sartorius AG, Preference Shares, NVS	4,703	1,658,232
Volkswagen AG, Preference Shares, NVS	31,978	4,093,227
		11,958,103
Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(d)	1,151,800	186

South Korea — 0.2%
Hyundai Motor Co.
Preference Shares, NVS	4,319	237,411
Series 2, Preference Shares, NVS	6,162	344,733
LG Chem Ltd., Preference Shares, NVS	1,362	276,053
LG H&H Co. Ltd., Preference Shares, NVS	229	45,044
Samsung Electronics Co. Ltd., Preference Shares, NVS	141,746	5,297,316
		6,200,557
Total Preferred Stocks — 1.1%
(Cost: $35,368,872)	.	39,174,847

Rights

South Korea — 0.0%
HLB Inc., (Expires 12/09/22, Strike Price KRW 25,200.00)(b)	1,804	12,411

Total Rights — 0.0%
(Cost: $—)		12,411

Total Long-Term Investments — 99.5%
(Cost: $4,145,212,717)		3,512,063,121

Short-Term Securities

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(f)(g)(h)	39,731,248	39,723,301

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(f)(g)	6,560,000	$6,560,000

Total Short-Term Securities — 1.3%
(Cost: $46,280,218)		46,283,301

Total Investments — 100.8%
(Cost: $4,191,492,935)		3,558,346,422

Liabilities in Excess of Other Assets — (0.8)%		(27,741,838)

Net Assets — 100.0%		$3,530,604,584

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$37,483,277	$2,245,909	(a)	$—	$(1,337)	$(4,548)	$39,723,301	39,731,248	$80,664	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,160,000	2,400,000	(a)	—	—	—	6,560,000	6,560,000	27,107		—
					$(1,337)	$(4,548)	$46,283,301		$107,771		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	141	12/16/22	$12,379	$44,359
MSCI Emerging Markets Index	121	12/16/22	5,164	(434,350)
				$(389,991)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
October 31, 2022

Fair Value Hierarchy as of Period End (continued)

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$425,680,934	$3,047,072,322	$122,607	$3,472,875,863
Preferred Stocks	20,561,439	18,613,222	186	39,174,847
Rights	—	12,411	—	12,411
Money Market Funds	46,283,301	—	—	46,283,301
	$492,525,674	$3,065,697,955	$122,793	$3,558,346,422
Derivative financial instruments(a)
Assets
Futures Contracts	$44,359	$—	$—	$44,359
Liabilities
Futures Contracts	(434,350)	—	—	(434,350)
	$(389,991)	$—	$—	$(389,991)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt	NVDR	Non-Voting Depositary Receipt
CPO	Certificates of Participation (Ordinary)	NVS	Non-Voting Shares
GDR	Global Depositary Receipt	PJSC	Public Joint Stock Company
JSC	Joint Stock Company	REIT	Real Estate Investment Trust